Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
3R Petroleum Oleo E Gas SA(a)	2,194,467	$13,110,657
3R Petroleum Oleo E Gas SA	304,550	1,797,897
AES Brasil Energia SA	3,526,919	8,467,442
Aliansce Sonae Shopping Centers SA	4,434,164	18,940,006
Alupar Investimento SA	1,825,529	10,402,705
Ambev SA	41,988,658	119,262,918
Arezzo Industria e Comercio SA	648,075	9,423,549
Atacadao SA	4,688,972	8,752,600
Auren Energia SA	2,689,108	7,463,119
B3 SA - Brasil, Bolsa, Balcao	52,968,569	139,069,509
Banco Bradesco SA	13,982,313	36,572,900
Banco BTG Pactual SA	10,953,514	56,783,044
Banco do Brasil SA	7,535,640	66,276,439
Banco Santander Brasil SA	3,080,111	17,363,683
BB Seguridade Participacoes SA	5,965,325	36,368,341
Boa Vista Servicos SA	2,163,133	3,223,402
BRF SA(a)	6,022,711	9,651,438
Camil Alimentos SA	1,713,660	2,361,083
CCR SA	9,997,717	26,741,770
Centrais Eletricas Brasileiras SA	11,121,775	77,385,264
Cia. Brasileira de Aluminio	1,952,206	2,000,960
Cia. Brasileira de Distribuicao(a)	1,674,561	5,373,594
Cia. de Saneamento Basico do Estado de Sao Paulo	3,071,495	31,815,005
Cia. de Saneamento de Minas Gerais Copasa MG	2,180,888	8,571,720
Cia. de Saneamento do Parana	1,683,176	6,718,371
Cia. Siderurgica Nacional SA	6,134,837	14,692,265
Cielo SA	12,457,972	11,467,630
Cogna Educacao(a)	19,012,837	10,830,643
Cosan SA	10,679,098	31,574,413
CPFL Energia SA	1,482,837	8,850,315
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,824,096	10,398,382
Dexco SA	4,623,974	8,066,184
EcoRodovias Infraestrutura e Logistica SA	3,026,751	3,818,266
EDP - Energias do Brasil SA	1,959,613	8,883,981
Embraer SA(a)	6,723,227	25,205,641
Enauta Participacoes SA	1,325,165	3,335,572
Energisa SA	1,410,058	12,240,347
Eneva SA(a)	9,417,326	21,254,092
Engie Brasil Energia SA	1,434,583	11,884,872
Equatorial Energia SA	9,322,708	51,728,506
Equatorial Energia SA	130,517	724,194
Ez Tec Empreendimentos e Participacoes SA	1,344,628	4,672,657
Fleury SA	3,734,122	11,474,772
GPS Participacoes e Empreendimentos SA(b)	2,656,422	7,791,292
Grendene SA	4,045,674	5,550,212
Grupo De Moda Soma SA	5,093,854	10,391,932
Grupo Mateus SA(a)	5,763,130	8,281,241
Grupo SBF SA	1,282,555	2,654,451
Guararapes Confeccoes SA	279,234	255,936
Hapvida Participacoes e Investimentos SA(a)(b)	48,390,773	38,057,908
Hypera SA	3,701,356	29,781,277
Iguatemi SA	2,060,224	8,836,551
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,003,083	4,980,518
Iochpe Maxion SA	1,551,810	3,945,824
IRB Brasil Resseguros S/A(a)	711,992	5,332,958
JBS SA	6,569,507	21,754,621
Security	Shares	Value

Brazil (continued)
JHSF Participacoes SA	3,985,880	$3,708,307
Klabin SA	6,751,942	27,921,815
Localiza Rent a Car SA	6,914,016	84,549,613
Localiza Rent a Car SA(a)	30,936	375,015
Locaweb Servicos de Internet SA(b)	4,684,729	7,073,310
LOG Commercial Properties e Participacoes SA	713,719	3,287,725
Lojas Renner SA	8,936,028	34,258,913
M. Dias Branco SA	965,734	7,345,845
Magazine Luiza SA(a)	27,971,931	20,951,518
Marfrig Global Foods SA	3,611,649	4,726,972
Minerva SA	2,943,993	5,930,579
Movida Participacoes SA	1,904,151	3,832,098
MRV Engenharia e Participacoes SA	3,473,513	6,901,427
Multiplan Empreendimentos Imobiliarios SA	2,382,422	12,458,490
Natura & Co. Holding SA	8,351,390	22,864,961
Odontoprev SA	3,316,095	6,948,158
Omega Energia SA(a)	3,470,186	6,737,495
Pet Center Comercio e Participacoes SA	4,283,505	6,121,343
Petro Rio SA(a)	6,858,127	46,218,312
Petroleo Brasileiro SA	34,424,343	198,201,380
Petroreconcavo SA	1,416,388	4,810,353
Raia Drogasil SA	10,563,951	58,990,544
Rede D’Or Sao Luiz SA(b)	5,491,334	31,389,566
Rumo SA	11,887,826	48,785,709
Santos Brasil Participacoes SA	5,475,869	10,739,538
Sao Martinho SA	1,606,182	11,451,245
Sendas Distribuidora SA	10,954,963	23,212,870
SIMPAR SA	4,195,484	7,641,234
SLC Agricola SA	1,249,386	8,503,598
Smartfit Escola de Ginastica e Danca SA(a)	2,497,760	9,378,970
Suzano SA	6,936,578	61,226,413
Telefonica Brasil SA	3,747,529	29,547,072
Tim SA	7,361,442	20,256,190
TOTVS SA	5,002,997	28,361,460
Transmissora Alianca de Energia Eletrica SA	1,552,551	11,298,402
Ultrapar Participacoes SA	6,635,998	22,144,846
Vale SA	30,766,406	386,967,924
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,162,628	8,022,987
Via S/A(a)	13,111,576	6,150,937
Vibra Energia SA	10,564,203	33,504,430
Vivara Participacoes SA	1,406,543	7,064,182
WEG SA	15,309,182	113,491,876
YDUQS Participacoes SA	2,905,062	8,056,733
		2,584,025,224
Cayman Islands — 0.1%
JD Logistics Inc.(a)(b)	14,564,800	23,287,461
Zai Lab Ltd.(a)	8,071,690	26,355,326
		49,642,787
Chile — 0.4%
Aguas Andinas SA, Class A	32,391,758	10,557,249
Banco de Chile	410,344,486	41,490,131
Banco de Credito e Inversiones SA	523,726	15,394,863
Banco Itau Chile SA, NVS	630,857	6,565,623
Banco Santander Chile	588,470,918	25,572,899
CAP SA	754,387	5,308,616
Cencosud SA	12,756,381	24,095,238
Cia. Cervecerias Unidas SA	1,170,864	8,600,738
Cia. Sud Americana de Vapores SA	142,417,783	10,472,038
Colbun SA	76,157,720	11,095,453

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Empresa Nacional de Telecomunicaciones SA	1,725,123	$6,474,496
Empresas CMPC SA	10,222,530	17,479,156
Empresas COPEC SA	3,520,766	25,427,597
Enel Americas SA	198,559,119	25,601,712
Enel Chile SA	236,728,598	13,005,380
Engie Energia Chile SA(a)	6,774,851	5,812,954
Falabella SA	6,769,050	14,916,888
Inversiones Aguas Metropolitanas SA	5,347,069	4,180,392
Parque Arauco SA	6,232,773	8,771,997
SMU SA	31,465,237	5,321,865
Vina Concha y Toro SA	5,681,100	6,452,568
		292,597,853
China — 26.5%
360 Security Technology Inc., Class A	4,125,288	8,071,088
361 Degrees International Ltd.(a)(c)	9,639,000	4,361,076
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,531,237	7,035,644
3SBio Inc.(b)	14,782,500	14,973,936
AAC Technologies Holdings Inc.(c)	6,311,000	12,939,113
Advanced Micro-Fabrication Equipment Inc., Class A(a)	337,017	8,212,682
AECC Aviation Power Co. Ltd., Class A	1,442,377	8,051,704
Agile Group Holdings Ltd.(a)(c)	14,078,500	2,160,289
Agora Inc., ADR(a)(c)	771,230	2,113,170
Agricultural Bank of China Ltd., Class A	43,288,135	21,410,343
Agricultural Bank of China Ltd., Class H	265,686,000	100,121,866
Aier Eye Hospital Group Co. Ltd., Class A	3,914,901	14,769,463
Air China Ltd., Class A(a)	3,795,500	4,649,492
Air China Ltd., Class H(a)	17,568,000	13,353,268
AK Medical Holdings Ltd.(b)	5,606,000	5,001,031
Akeso Inc.(a)(b)(c)	4,662,000	20,764,279
Alibaba Group Holding Ltd.(a)	149,722,004	1,490,089,036
Alibaba Health Information Technology Ltd.(a)(c)	43,460,000	25,796,218
Alibaba Pictures Group Ltd.(a)	123,080,000	6,295,219
A-Living Smart City Services Co. Ltd., Class A(b)	7,179,000	4,479,599
Alliance International Education Leasing Holdings Ltd. (a)(b)(c)	7,778,000	5,552,557
Alphamab Oncology(a)(b)(c)	5,490,000	5,622,834
Aluminum Corp. of China Ltd., Class A	6,054,900	4,602,394
Aluminum Corp. of China Ltd., Class H	37,132,000	16,432,294
Amlogic Shanghai Co. Ltd., Class A(a)	217,786	2,751,466
Anhui Conch Cement Co. Ltd., Class A	1,744,929	6,143,886
Anhui Conch Cement Co. Ltd., Class H	11,038,500	29,302,034
Anhui Gujing Distillery Co. Ltd., Class A	249,855	8,856,155
Anhui Gujing Distillery Co. Ltd., Class B	991,980	16,254,193
Anhui Kouzi Distillery Co. Ltd., Class A	426,348	3,239,789
Anhui Yingjia Distillery Co. Ltd., Class A	480,000	3,809,127
Anjoy Foods Group Co. Ltd., Class A	270,600	5,854,367
ANTA Sports Products Ltd.	11,051,400	112,953,027
Ascentage Pharma Group International(a)(b)(c)	2,413,500	6,298,606
Asia - Potash International Investment Guangzhou Co. Ltd., Class A(a)	877,000	2,850,051
Asia Cement China Holdings Corp.	5,891,500	2,543,056
Asymchem Laboratories Tianjin Co. Ltd., Class A	242,740	4,502,768
Autobio Diagnostics Co. Ltd., Class A	321,000	2,557,037
Autohome Inc., ADR	703,040	20,121,005
Avary Holding Shenzhen Co. Ltd., Class A	929,900	3,315,755
AVIC Industry-Finance Holdings Co. Ltd., Class A	6,811,491	3,694,597
AviChina Industry & Technology Co. Ltd., Class H	23,931,000	11,578,485
Baidu Inc., Class A(a)	20,416,362	313,475,692
Bank of Beijing Co. Ltd., Class A	11,680,406	7,759,714
Security	Shares	Value

China (continued)
Bank of Chengdu Co. Ltd., Class A	2,946,708	$5,201,942
Bank of China Ltd., Class A	17,116,700	9,377,429
Bank of China Ltd., Class H	717,938,000	281,042,088
Bank of Communications Co. Ltd., Class A	21,679,280	17,821,046
Bank of Communications Co. Ltd., Class H	78,072,000	50,336,906
Bank of Hangzhou Co. Ltd., Class A	4,189,697	6,837,606
Bank of Jiangsu Co. Ltd., Class A	7,686,708	8,015,123
Bank of Nanjing Co. Ltd., Class A	6,486,981	7,693,517
Bank of Ningbo Co. Ltd., Class A	3,554,893	12,296,869
Bank of Shanghai Co. Ltd., Class A	12,755,965	11,056,730
Baoshan Iron & Steel Co. Ltd., Class A	10,902,630	9,004,885
Baozun Inc., ADR(a)(c)	570,376	2,241,578
BBMG Corp., Class A	16,133,636	4,943,307
BeiGene Ltd.(a)	6,113,864	103,921,569
Beijing Capital International Airport Co. Ltd., Class H(a)	17,786,000	12,408,284
Beijing Dabeinong Technology Group Co. Ltd., Class A	4,013,600	3,623,340
Beijing Easpring Material Technology Co. Ltd., Class A	527,200	3,636,741
Beijing Enlight Media Co. Ltd., Class A	2,607,794	3,229,772
Beijing Enterprises Holdings Ltd.	4,064,500	15,706,205
Beijing Enterprises Water Group Ltd.	38,768,000	9,508,546
Beijing Kingsoft Office Software Inc., Class A	250,651	15,209,609
Beijing New Building Materials PLC, Class A	1,199,919	3,830,289
Beijing Shiji Information Technology Co. Ltd., Class A	1,254,242	3,432,824
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,056,000	5,703,608
Beijing Tongrentang Co. Ltd., Class A	1,056,700	8,992,170
Beijing United Information Technology Co. Ltd., Class A	465,000	2,995,514
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	367,899	4,803,760
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,538,700	7,733,085
Bethel Automotive Safety Systems Co. Ltd., Class A	447,000	4,447,086
Betta Pharmaceuticals Co. Ltd., Class A	319,894	2,533,336
BGI Genomics Co. Ltd., Class A	366,000	3,031,124
Bilibili Inc., Class Z(a)	1,780,297	28,015,534
Bloomage Biotechnology Corp. Ltd., Class A	273,586	3,387,460
BOC Aviation Ltd.(b)	1,848,200	13,570,453
BOE Technology Group Co. Ltd., Class A	16,702,800	9,322,966
BOE Varitronix Ltd.	3,831,000	5,100,965
Bosideng International Holdings Ltd.	33,822,000	14,042,247
Brii Biosciences Ltd.(a)(c)	5,746,000	2,742,221
BYD Co. Ltd., Class A	1,135,686	40,589,942
BYD Co. Ltd., Class H	8,801,500	265,783,066
BYD Electronic International Co. Ltd.	6,866,500	19,987,519
By-health Co. Ltd., Class A	1,361,200	4,354,583
C&D International Investment Group Ltd.(c)	5,821,000	14,623,135
Caitong Securities Co. Ltd., Class A	7,579,850	7,962,106
Cambricon Technologies Corp. Ltd., Class A(a)	215,958	7,712,862
Canaan Inc., ADR(a)(c)	1,777,145	3,625,376
Canmax Technologies Co. Ltd., Class A	742,280	3,493,608
Canvest Environmental Protection Group Co. Ltd.(c)	11,726,000	5,705,427
CGN New Energy Holdings Co. Ltd.(c)	14,480,000	4,294,022
CGN Power Co. Ltd., Class H(b)	94,970,000	22,824,491
Changchun High & New Technology Industry Group Inc., Class A	283,742	6,357,825
Changjiang Securities Co. Ltd., Class A	8,288,228	6,998,260

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	249,069	$3,706,764
Chaozhou Three-Circle Group Co. Ltd., Class A	1,596,453	6,761,385
Chengxin Lithium Group Co. Ltd., Class A	882,200	3,745,537
China Aircraft Leasing Group Holdings Ltd.(c)	5,456,000	3,170,290
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)(c)(d)	10,538,000	660,653
China Baoan Group Co. Ltd., Class A	2,812,900	4,780,495
China BlueChemical Ltd., Class H	16,754,000	3,680,985
China Cinda Asset Management Co. Ltd., Class H	70,783,000	7,861,722
China CITIC Bank Corp. Ltd., Class H	80,249,000	42,242,306
China Coal Energy Co. Ltd., Class H	19,061,000	14,411,734

China Communications Services Corp. Ltd., Class H	22,222,000	10,568,360
China Conch Environment Protection
Holdings Ltd.(a)(c)	17,205,000	5,080,958
China Conch Venture Holdings Ltd.	12,349,000	15,512,400
China Construction Bank Corp., Class A	4,012,422	3,608,790
China Construction Bank Corp., Class H	868,839,000	555,779,458
China CSSC Holdings Ltd., Class A	2,727,001	11,034,441
China Datang Corp. Renewable Power Co. Ltd., Class H	23,237,000	8,376,769
China East Education Holdings Ltd.(b)(c)	5,970,500	2,456,415
China Eastern Airlines Corp. Ltd., Class A(a)	10,510,375	6,897,634
China Education Group Holdings Ltd.	9,826,000	7,973,117
China Energy Engineering Corp. Ltd., Class A	29,605,544	9,981,714
China Everbright Bank Co. Ltd., Class A	22,720,482	10,055,259
China Everbright Bank Co. Ltd., Class H	25,013,000	7,696,374
China Everbright Environment Group Ltd.	33,815,148	13,217,763
China Everbright Greentech Ltd.(b)(c)	15,882,000	2,576,616
China Everbright Ltd.	9,398,000	6,013,444
China Evergrande Group(a)(c)(d)	34,001,000	2,958,655
China Feihe Ltd.(b)	30,831,000	17,931,240
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,634,000	3,716,248
China Galaxy Securities Co. Ltd., Class A	2,352,000	3,753,610
China Galaxy Securities Co. Ltd., Class H	37,787,500	20,367,252
China Gas Holdings Ltd.	26,187,800	29,699,854
China Greatwall Technology Group Co. Ltd., Class A	2,871,700	4,858,254
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	5,878,000	1,966,245
China Hongqiao Group Ltd.	20,513,500	14,558,108
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,501,800	8,788,151
China International Capital Corp. Ltd., Class H(b)	13,433,200	24,572,953
China Jinmao Holdings Group Ltd.(c)	51,092,000	7,312,450
China Jushi Co. Ltd., Class A	2,966,862	5,681,411
China Lesso Group Holdings Ltd.	10,630,000	7,028,630
China Life Insurance Co. Ltd., Class A	1,653,421	8,675,840
China Life Insurance Co. Ltd., Class H	66,702,000	112,662,395
China Lilang Ltd.(c)	6,012,000	3,147,865
China Literature Ltd.(a)(b)	3,643,400	13,782,978
China Longyuan Power Group Corp. Ltd., Class H	30,616,000	34,366,440
China Maple Leaf Educational Systems Ltd.(a)(d)	19,720,000	544,372
China Medical System Holdings Ltd.	12,685,000	17,858,955
China Meheco Co. Ltd., Class A	1,082,300	2,093,748
China Meidong Auto Holdings Ltd.	5,786,000	7,446,279
China Mengniu Dairy Co. Ltd.	29,310,000	113,917,526
China Merchants Bank Co. Ltd., Class A	11,240,182	51,022,557
China Merchants Bank Co. Ltd., Class H	35,252,464	163,929,286
Security	Shares	Value

China (continued)
China Merchants Energy Shipping Co. Ltd., Class A	5,660,300	$4,537,473
China Merchants Port Holdings Co. Ltd.	12,708,270	18,434,601
China Merchants Securities Co. Ltd., Class A	3,516,381	6,870,616
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,392,066	7,836,115
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minmetals Rare Earth Co. Ltd., Class A(a)	795,600	3,489,184
China Minsheng Banking Corp. Ltd., Class A	20,206,317	11,240,146
China Minsheng Banking Corp. Ltd., Class H	51,595,220	20,418,165
China Modern Dairy Holdings Ltd.(c)	33,965,000	3,990,749
China National Building Material Co. Ltd., Class H	36,554,850	20,688,216
China National Chemical Engineering Co. Ltd.,
Class A	4,698,822	5,644,952
China National Nuclear Power Co. Ltd., Class A	9,037,909	8,937,711
China National Software & Service Co. Ltd., Class A	538,600	4,593,297
China New Higher Education Group Ltd.(b)	10,035,000	3,074,178
China Nonferrous Mining Corp Ltd.(c)	17,231,000	8,274,396
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,330,300	7,812,281
China Oilfield Services Ltd., Class H	15,662,000	15,946,500
China Oriental Group Co. Ltd.	15,500,000	2,100,274
China Overseas Grand Oceans Group Ltd.(c)	17,238,500	7,726,803
China Overseas Land & Investment Ltd.	34,308,000	69,622,779
China Overseas Property Holdings Ltd.	12,880,000	11,818,379
China Pacific Insurance Group Co. Ltd., Class A	3,547,242	13,884,941
China Pacific Insurance Group Co. Ltd., Class H	24,135,200	61,090,587
China Petroleum & Chemical Corp., Class A	16,325,300	14,583,575
China Petroleum & Chemical Corp., Class H	225,668,200	142,106,050
China Power International Development Ltd.	47,075,000	17,929,470
China Railway Group Ltd., Class A	11,992,666	13,313,186
China Railway Group Ltd., Class H	36,580,000	24,103,840
China Renaissance Holdings Ltd.(b)(c)(d)	2,502,500	1,901,314
China Resources Beer Holdings Co. Ltd.	14,658,000	92,529,500
China Resources Cement Holdings Ltd.(c)	21,680,000	7,895,563
China Resources Gas Group Ltd.	8,610,000	28,347,143
China Resources Land Ltd.	29,049,777	108,732,016
China Resources Medical Holdings Co. Ltd.	10,397,500	8,188,071
China Resources Microelectronics Ltd., Class A	807,212	6,742,748
China Resources Mixc Lifestyle Services Ltd.(b)	6,258,200	28,492,724
China Resources Pharmaceutical Group Ltd.(b)	15,844,000	15,211,076
China Resources Power Holdings Co. Ltd.	17,558,000	40,538,576
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	791,227	7,261,646
China Ruyi Holdings Ltd.(a)(c)	52,899,200	11,823,413
China Shenhua Energy Co. Ltd., Class A	3,408,529	13,519,791
China Shenhua Energy Co. Ltd., Class H	30,700,000	97,052,311
China Shineway Pharmaceutical Group Ltd.	4,632,000	5,091,124
China South City Holdings Ltd.(a)(c)	50,310,000	2,894,329
China Southern Airlines Co. Ltd., Class A(a)	7,038,984	6,202,532
China Southern Airlines Co. Ltd., Class H(a)(c)	14,382,000	8,282,770
China State Construction Engineering Corp. Ltd., Class A	21,824,519	18,092,599
China State Construction International Holdings Ltd.	19,162,000	21,676,446
China Taiping Insurance Holdings Co. Ltd.	12,932,708	13,460,993
China Three Gorges Renewables Group Co. Ltd., Class A	13,583,170	10,358,766
China Tobacco International HK Co. Ltd.	4,087,000	4,822,501
China Tourism Group Duty Free Corp. Ltd., Class A	1,024,079	17,721,351

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)(c)	721,100	$11,482,073
China Tower Corp. Ltd., Class H(b)	390,116,000	42,847,122
China Traditional Chinese Medicine Holdings Co. Ltd.	25,744,000	12,381,084
China Travel International Investment Hong Kong Ltd.(a)(c)	34,806,000	6,666,984
China United Network Communications Ltd., Class A	15,847,225	10,954,808
China Vanke Co. Ltd., Class A	5,403,468	10,829,955
China Vanke Co. Ltd., Class H	19,202,187	25,365,220
China Water Affairs Group Ltd.(c)	8,946,000	6,600,352
China XLX Fertiliser Ltd.(c)	4,945,000	2,656,850
China Yangtze Power Co. Ltd., Class A	12,452,925	39,373,369
China Youzan Ltd.(a)(c)	141,520,000	2,406,099
China Yuchai International Ltd.	2,606	20,822
China Zhenhua Group Science & Technology Co. Ltd., Class A	367,900	4,767,069
China Zheshang Bank Co. Ltd., Class A	18,509,920	7,464,544
Chinasoft International Ltd.	24,472,000	14,600,044
Chindata Group Holdings Ltd., ADR(a)(c)	1,375,241	7,838,874
Chongqing Brewery Co. Ltd., Class A	318,200	3,987,991
Chongqing Changan Automobile Co. Ltd., Class A	5,644,064	9,493,777
Chongqing Zhifei Biological Products Co. Ltd., Class A	851,176	8,398,603
Chow Tai Fook Jewellery Group Ltd.(c)	19,473,400	34,468,931
CIFI Ever Sunshine Services Group Ltd.(d)	7,140,000	2,038,020
CIFI Holdings Group Co. Ltd.(c)(d)	38,960,600	2,771,069
CIMC Enric Holdings Ltd.	7,674,000	6,326,029
CITIC Ltd.	53,310,000	61,548,291
CITIC Securities Co. Ltd., Class A	6,151,049	17,325,049
CITIC Securities Co. Ltd., Class H	18,155,900	33,431,102
CMGE Technology Group Ltd.(a)(c)	21,532,000	5,473,530
CMOC Group Ltd., Class A	10,135,033	7,468,630
CMOC Group Ltd., Class H	32,823,000	17,164,130
CNGR Advanced Material Co. Ltd., Class A	415,100	3,359,984
COFCO Joycome Foods Ltd.(c)	26,300,000	6,150,770
Colour Life Services Group Co. Ltd.(a)(c)(d)	4,592,000	151,258
Concord New Energy Group Ltd.	81,200,000	7,151,245
Contemporary Amperex Technology Co. Ltd., Class A	2,419,651	75,250,325
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	3,575,400	5,621,374
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	6,998,000	5,907,295
COSCO SHIPPING Holdings Co. Ltd., Class A	6,933,746	10,170,256
COSCO SHIPPING Holdings Co. Ltd., Class H	29,723,100	26,191,265
COSCO SHIPPING International Hong Kong Co. Ltd.	12,796,000	4,201,069
COSCO SHIPPING Ports Ltd.	17,392,000	10,950,556
Country Garden Holdings Co. Ltd.(c)	112,805,733	20,787,029
Country Garden Services Holdings Co. Ltd.	20,064,000	23,389,282
CRRC Corp. Ltd., Class A	11,309,000	11,184,709
CRRC Corp. Ltd., Class H	38,322,000	23,730,350
CSC Financial Co. Ltd., Class A	2,020,594	7,204,583
CSPC Pharmaceutical Group Ltd.	80,859,760	70,447,780
CStone Pharmaceuticals(a)(b)	7,970,500	2,891,280
Dada Nexus Ltd., ADR(a)(c)	762,534	3,553,408
Dajin Heavy Industry Co. Ltd., Class A	616,200	2,872,946
Dali Foods Group Co. Ltd.(b)	19,910,500	6,641,308
Daqin Railway Co. Ltd., Class A	7,230,700	7,759,391
Daqo New Energy Corp., ADR(a)(c)	556,127	19,992,766
Security	Shares	Value

China (continued)
DaShenLin Pharmaceutical Group Co. Ltd., Class A	877,528	$4,012,905
DHC Software Co. Ltd., Class A	5,052,998	5,231,683
Digital China Holdings Ltd.	10,235,000	4,170,429
Do-Fluoride New Materials Co. Ltd., Class A	1,235,260	3,468,812
Dongfang Electric Corp. Ltd., Class A	2,138,624	5,406,943
Dongfeng Motor Group Co. Ltd., Class H	24,622,000	10,662,641
Dongxing Securities Co. Ltd., Class A	4,782,467	5,503,344
Dongyue Group Ltd.	13,468,000	11,778,161
DouYu International Holdings Ltd., ADR(a)(c)	1,378,623	1,330,923
East Money Information Co. Ltd., Class A	8,753,088	17,266,755
Ecovacs Robotics Co. Ltd., Class A	431,800	4,200,458
ENN Energy Holdings Ltd.	7,269,600	84,659,607
ENN Natural Gas Co. Ltd., Class A	1,642,872	4,467,578
Eve Energy Co. Ltd., Class A	1,165,777	10,493,657
Everbright Securities Co. Ltd., Class A	2,791,486	6,211,870
Everest Medicines Ltd.(a)(b)(c)	2,356,500	3,273,123
Excellence Commercial Property & Facilities Management Group Ltd.(c)	5,205,000	1,570,548
Fangda Carbon New Material Co. Ltd., Class A(a)	4,440,684	3,942,367
Far East Horizon Ltd.(c)	12,145,000	10,176,641
FinVolution Group, ADR	1,244,219	4,802,685
Fire Rock Holdings Ltd.(a)(c)(d)	19,668,000	832,840
First Capital Securities Co. Ltd., Class A	9,158,300	7,553,226
Flat Glass Group Co. Ltd., Class A	1,114,500	5,055,280
Flat Glass Group Co. Ltd., Class H	3,792,000	10,663,489
Focus Media Information Technology Co. Ltd., Class A	10,277,899	9,280,755
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,097,395	17,836,073
Fosun International Ltd.	23,289,500	15,360,324
Foxconn Industrial Internet Co. Ltd., Class A	4,990,425	12,658,214
Fu Shou Yuan International Group Ltd.	11,414,000	8,325,845
Fufeng Group Ltd.(c)	17,029,400	9,293,782
Fuyao Glass Industry Group Co. Ltd., Class A	1,026,500	4,679,427
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,525,600	20,123,248
Ganfeng Lithium Co. Ltd., Class H(b)(c)	3,505,800	22,190,915
Ganfeng Lithium Group Co. Ltd., Class A	966,557	8,437,666
GCL-Poly Energy Holdings Ltd.(a)(c)	184,337,000	40,030,893
GD Power Development Co. Ltd., Class A(a)	12,563,700	7,199,526
GDS Holdings Ltd., Class A(a)	8,106,676	9,912,158
Geely Automobile Holdings Ltd.	54,964,000	64,032,784
Gemdale Corp., Class A	3,258,796	3,321,630
Gemdale Properties & Investment Corp. Ltd.	71,132,000	3,728,547
Genertec Universal Medical Group Co. Ltd.(b)	12,957,500	7,707,563
Genscript Biotech Corp.(a)(c)	10,792,000	23,928,640
GF Securities Co. Ltd., Class A	2,513,230	5,266,411
GF Securities Co. Ltd., Class H	11,119,000	15,462,059
GigaDevice Semiconductor Inc., Class A	463,735	7,217,389
Ginlong Technologies Co. Ltd., Class A(a)	272,850	3,829,830
GoerTek Inc., Class A	2,060,162	5,318,446
GOME Retail Holdings Ltd.(a)(c)(d)	277,697,000	3,047,399
Gotion High-tech Co. Ltd., Class A	1,670,100	6,245,094
Grand Pharmaceutical Group Ltd., Class A	15,686,500	10,177,900
Great Wall Motor Co. Ltd., Class A	1,189,600	3,775,995
Great Wall Motor Co. Ltd., Class H(c)	22,900,000	23,536,972
Gree Electric Appliances Inc. of Zhuhai, Class A	1,604,600	7,443,401
Greentown China Holdings Ltd.	8,003,500	7,520,688
Greentown Management Holdings Co. Ltd.(b)	8,104,000	6,697,396
Greentown Service Group Co. Ltd.(c)	13,352,000	7,221,951
Guangdong Haid Group Co. Ltd., Class A	1,085,420	7,047,977

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangdong Investment Ltd.	26,820,000	$22,855,588
Guangdong Kinlong Hardware Products Co. Ltd., Class A	241,300	2,148,333
Guanghui Energy Co. Ltd., Class A	4,901,780	4,996,669
Guangzhou Automobile Group Co. Ltd., Class A	2,780,399	3,981,246
Guangzhou Automobile Group Co. Ltd., Class H	26,541,200	15,229,899
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,634,088	8,247,215
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	436,100	2,876,679
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	340,000	3,300,337
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	15,104,400	2,259,816
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	443,483	3,866,692
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,394,696	8,019,990
Guolian Securities Co. Ltd., Class A	3,426,000	4,618,527
Guosen Securities Co. Ltd., Class A	6,414,267	8,300,047
Guotai Junan Securities Co. Ltd., Class A	2,901,491	6,031,287
Guoyuan Securities Co. Ltd., Class A	4,574,471	4,308,251
Gushengtang Holdings Ltd.(a)	1,268,200	7,579,610
H World Group Ltd., ADR(a)	1,766,372	64,684,543
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	31,228,000	6,303,622
Haidilao International Holding Ltd.(a)(b)(c)	14,237,000	29,987,613
Haier Smart Home Co. Ltd., Class A	3,566,237	10,763,113
Haier Smart Home Co. Ltd., Class H	21,112,200	60,385,551
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,953,000	3,300,279
Haitian International Holdings Ltd.	5,948,000	13,515,916
Haitong Securities Co. Ltd., Class A	4,726,731	6,247,656
Haitong Securities Co. Ltd., Class H	22,743,200	15,105,845
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	2,668,594	3,165,702
Hangzhou Chang Chuan Technology Co. Ltd., Class A	513,926	3,654,681
Hangzhou First Applied Material Co. Ltd., Class A	1,194,508	5,143,035
Hangzhou Lion Electronics Co. Ltd., Class A	469,600	2,686,133
Hangzhou Oxygen Plant Group Co. Ltd., Class A	613,600	3,080,393
Hangzhou Robam Appliances Co. Ltd., Class A	885,909	2,908,227
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,101,000	4,940,075
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	5,604,862	6,695,920
Hangzhou Tigermed Consulting Co. Ltd., Class A	267,474	3,042,440
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,072,100	8,021,177
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,000,000	16,643,986
Harbin Electric Co. Ltd., Class H(a)	8,374,000	3,164,780
Helens International Holdings Co. Ltd. (a)(c)	4,465,500	4,958,166
Hello Group Inc., ADR	1,588,872	12,822,197
Henan Shenhuo Coal & Power Co. Ltd., Class A	1,548,000	2,785,147
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,395,832	8,278,238
Hengan International Group Co. Ltd.	5,652,000	24,029,634
Hengdian Group DMEGC Magnetics Co. Ltd.	1,651,455	4,208,188
Hengli Petrochemical Co. Ltd., Class A	3,017,830	6,692,954
Hengtong Optic-Electric Co. Ltd., Class A	1,986,000	4,033,568
Hengyi Petrochemical Co. Ltd., Class A	3,627,461	3,417,409
Hithink RoyalFlush Information Network Co. Ltd., Class A	321,502	7,267,898
Hongfa Technology Co. Ltd., Class A	820,468	3,489,396
Hope Education Group Co. Ltd.(a)(b)(c)	55,052,000	3,941,258
Security	Shares	Value

China (continued)
Hopson Development Holdings Ltd.(c)	8,168,236	$6,911,948
Hoshine Silicon Industry Co. Ltd., Class A	441,923	4,183,044
Hoyuan Green Energy Co. Ltd., Class A	305,860	3,317,335
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)	5,189,000	16,799,476
Hua Medicine(a)(b)	7,668,500	1,817,600
Huabao International Holdings Ltd.(c)	9,040,000	3,566,287
Huadian Power International Corp. Ltd., Class A	5,727,500	5,736,280
Huadong Medicine Co. Ltd., Class A	1,217,551	6,664,167
Huafon Chemical Co. Ltd., Class A	4,241,055	4,003,611
Hualan Biological Engineering Inc., Class A	1,426,220	4,509,152
Huaneng Power International Inc., Class A(a)	5,438,626	7,781,655
Huaneng Power International Inc., Class H(a)	36,882,000	23,705,459
Huatai Securities Co. Ltd., Class A	3,259,051	6,194,384
Huatai Securities Co. Ltd., Class H(b)	13,557,800	16,960,943
Huaxia Bank Co. Ltd., Class A	11,051,130	8,971,337
Huaxin Cement Co. Ltd., Class A	1,326,324	2,369,649
Huayu Automotive Systems Co. Ltd., Class A	2,772,960	6,803,339
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,044,900	3,139,072
Huizhou Desay Sv Automotive Co. Ltd., Class A	359,000	5,734,573
Humanwell Healthcare Group Co. Ltd., Class A	1,524,800	5,625,859
Hundsun Technologies Inc., Class A	1,407,549	8,396,481
HUTCHMED China Ltd.(a)	4,287,580	10,392,485
HUYA Inc., ADR(a)(c)	771,466	2,244,966
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,300,800	19,367,338
iDreamSky Technology Holdings Ltd.(a)(b)	7,906,800	3,032,050
Iflytek Co. Ltd., Class A	1,259,996	10,578,380
I-Mab, ADR(a)	411,836	1,276,692
Imeik Technology Development Co. Ltd., Class A	105,200	6,668,633
Industrial & Commercial Bank of China Ltd., Class A	32,752,280	22,222,771
Industrial & Commercial Bank of China Ltd., Class H	509,574,000	272,132,995
Industrial Bank Co. Ltd., Class A	10,837,390	25,213,282
Industrial Securities Co. Ltd., Class A	7,680,351	6,603,619
INESA Intelligent Tech Inc., Class B	2,086,032	1,197,814
Ingenic Semiconductor Co. Ltd., Class A	322,603	4,283,012
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,968,100	9,251,159
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	11,327,600	6,986,823
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,927,662	11,866,643
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,703,295	12,518,124
Innovent Biologics Inc.(a)(b)	10,349,500	48,555,160
Inspur Electronic Information Industry Co. Ltd., Class A	1,065,172	6,663,315
iQIYI Inc., ADR(a)	3,997,158	16,228,461
JA Solar Technology Co. Ltd., Class A	1,855,980	9,400,712
Jafron Biomedical Co. Ltd., Class A	741,673	2,880,952
Jason Furniture Hangzhou Co. Ltd., Class A	851,557	4,223,160
JCET Group Co. Ltd., Class A	1,284,500	5,626,018
JD Health International Inc.(a)(b)(c)	10,276,350	63,385,711
JD.com Inc., Class A	21,160,104	344,731,971
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,553,900	5,813,824
Jiangsu Expressway Co. Ltd., Class H	10,716,000	10,367,891
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A, NVS	85,706	2,807,681
Jiangsu Hengli Hydraulic Co. Ltd., Class A	920,396	7,058,886
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,326,855	21,288,810
Jiangsu King’s Luck Brewery JSC Ltd., Class A	905,056	7,086,903

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Pacific Quartz Co. Ltd., Class A, NVS	254,582	$4,061,916
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	780,551	14,751,130
Jiangsu Yangnong Chemical Co. Ltd., Class A	283,500	3,305,093
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,036,800	4,877,937
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,199,400	4,486,880
Jiangxi Copper Co. Ltd., Class H	12,595,000	18,976,985
Jiangxi Special Electric Motor Co. Ltd., Class A, NVS(a)	1,208,100	1,975,973
Jinchuan Group International Resources Co. Ltd.	36,943,000	1,957,749
Jinke Smart Services Group Co. Ltd., Class H	1,414,000	1,948,021
Jinko Solar Co. Ltd., Class A	3,064,085	5,480,460
JinkoSolar Holding Co. Ltd., ADR(a)(c)	391,149	16,393,055
Jinxin Fertility Group Ltd.(b)	15,286,000	7,895,589
JiuGui Liquor Co. Ltd., Class A	253,300	3,380,637
Jiumaojiu International Holdings Ltd.(b)(c)	7,888,000	13,525,048
JNBY Design Ltd.	2,800,500	2,744,150
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	940,842	4,799,352
Joy Spreader Group Inc.(a)(c)	21,260,000	2,363,908
JOYY Inc., ADR	432,183	10,718,138
Juewei Food Co. Ltd., Class A	507,700	2,726,398
Kangji Medical Holdings Ltd.	4,881,000	5,296,193
Kanzhun Ltd., ADR(a)	1,683,047	23,343,862
KE Holdings Inc., ADR(a)(c)	6,006,118	85,527,120
Keda Industrial Group Co. Ltd., Class A	1,835,400	2,737,034
Keymed Biosciences Inc.(a)(b)	1,715,000	8,935,153
Kingboard Holdings Ltd.	6,276,700	16,912,101
Kingboard Laminates Holdings Ltd.	9,037,000	8,270,259
Kingdee International Software Group Co. Ltd.(a)(c)	24,917,000	33,124,350
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	990,725	4,418,633
Kingsoft Corp. Ltd.	8,763,800	31,860,518
Kintor Pharmaceutical Ltd. (a)(b)(c)	5,371,500	2,638,846
Konka Group Co. Ltd., Class B	10,758,618	2,060,554
Koolearn Technology Holding Ltd.(a)(b)(c)	3,818,500	14,198,036
Kuaishou Technology(a)(b)	20,913,600	141,915,430
Kuang-Chi Technologies Co. Ltd., Class A	1,555,650	3,472,936
Kunlun Energy Co. Ltd.	36,004,000	28,718,418
Kunlun Tech Co. Ltd., Class A	655,600	5,284,593
Kweichow Moutai Co. Ltd., Class A	674,920	154,676,952
KWG Group Holdings Ltd.(a)(c)	11,998,500	950,875
LB Group Co. Ltd., Class A	1,746,507	3,852,652
Lee & Man Paper Manufacturing Ltd.	14,343,000	4,857,948
Legend Biotech Corp., ADR(a)(c)	536,227	34,409,687
Lenovo Group Ltd.	66,202,000	62,233,820
Lens Technology Co. Ltd., Class A	3,626,915	5,928,071
Lepu Medical Technology Beijing Co. Ltd., Class A	1,770,282	6,136,404
LexinFintech Holdings Ltd., ADR(a)	1,231,832	2,475,982
Li Auto Inc., Class A(a)(c)	10,292,204	149,343,419
Li Ning Co. Ltd.	21,518,500	115,619,330
Lifetech Scientific Corp. (a)	35,666,000	10,607,684
Lingyi iTech Guangdong Co., Class A(a)	7,113,033	6,287,201
LK Technology Holdings Ltd.	5,460,000	4,851,150
Longfor Group Holdings Ltd.(b)(c)	17,177,000	33,078,803
LONGi Green Energy Technology Co. Ltd., Class A	4,145,449	16,779,437
Lonking Holdings Ltd.	23,142,000	3,401,259
Lufax Holding Ltd., ADR	5,915,595	7,571,962
Luxshare Precision Industry Co. Ltd., Class A	3,839,889	14,732,968
Luye Pharma Group Ltd. (a)(b)(c)	18,253,500	8,140,344
Security	Shares	Value

China (continued)
Luzhou Laojiao Co. Ltd., Class A	813,508	$23,376,290
Mango Excellent Media Co. Ltd., Class A	1,212,432	4,989,620
Maoyan Entertainment(a)(b)(c)	6,086,000	5,039,608
Maxscend Microelectronics Co. Ltd., Class A	350,912	4,371,617
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	4,546,352	4,075,024
Meitu Inc.(a)(b)(c)	25,423,500	5,847,014
Meituan, Class B(a)(b)	45,959,660	645,332,302
Metallurgical Corp. of China Ltd., Class A	12,715,700	7,199,290
MH Development Ltd.(d)	3,308,000	69,194
Microport Scientific Corp.(a)(c)	6,748,100	11,607,980
Midea Real Estate Holding Ltd.(b)(c)	3,588,800	3,132,227
Ming Yang Smart Energy Group Ltd., Class A	1,432,000	3,533,177
Ming Yuan Cloud Group Holdings Ltd.(c)	7,961,000	3,413,368
MINISO Group Holding Ltd., ADR	870,920	13,237,984
Minth Group Ltd.	6,930,000	17,336,470
MMG Ltd.(a)(c)	27,915,999	8,385,395
Mobvista Inc.(a)(b)	7,205,000	3,406,736
Montage Technology Co. Ltd., Class A	651,000	5,831,434
Muyuan Foods Co. Ltd., Class A	2,916,683	16,425,368
NARI Technology Co. Ltd., Class A	3,112,447	11,990,172
National Silicon Industry Group Co. Ltd., Class A(a)	1,128,200	3,550,765
NAURA Technology Group Co. Ltd., Class A	288,575	12,314,148
NavInfo Co. Ltd., Class A	3,091,350	5,097,755
NetDragon Websoft Holdings Ltd.	3,027,000	5,464,801
NetEase Inc.	17,961,535	305,504,911
New China Life Insurance Co. Ltd., Class A	1,015,501	5,250,497
New China Life Insurance Co. Ltd., Class H	7,966,400	20,605,014
New Hope Liuhe Co. Ltd., Class A(a)	4,103,044	6,502,149
New Horizon Health Ltd.(a)(b)	2,588,000	9,297,044
New Oriental Education & Technology Group Inc.(a)	14,207,790	53,731,514
Nexteer Automotive Group Ltd.(c)	8,754,000	3,913,256
Nine Dragons Paper Holdings Ltd.(c)	15,260,000	8,463,095
Ninestar Corp., Class A	971,934	5,341,537
Ningbo Deye Technology Co. Ltd., Class A, NVS	234,000	4,453,669
Ningbo Orient Wires & Cables Co. Ltd., Class A	563,900	3,882,563
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	339,717	2,746,268
Ningbo Shanshan Co. Ltd., Class A	1,966,100	4,075,984
Ningbo Tuopu Group Co. Ltd., Class A	813,200	6,642,825
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,550,100	7,767,823
NIO Inc., ADR(a)(c)	12,594,490	94,836,510
Noah Holdings Ltd., ADR(a)(c)	319,373	4,956,669
Nongfu Spring Co. Ltd., Class H(b)(c)	15,559,800	83,425,184
North Industries Group Red Arrow Co. Ltd., Class A	1,138,000	2,880,113
Offshore Oil Engineering Co. Ltd., Class A	2,789,000	2,404,914
Oppein Home Group Inc., Class A	402,280	5,359,085
Orient Overseas International Ltd.(c)	1,253,000	15,265,221
Orient Securities Co. Ltd., Class A	5,828,567	8,098,686
Ovctek China Inc., Class A	613,365	2,409,504
Pangang Group Vanadium Titanium & Resources
Co. Ltd., Class A(a)	5,162,600	2,888,082
Peijia Medical Ltd.(a)(b)	5,359,000	4,671,053
People’s Insurance Co. Group of China Ltd. (The), Class H	82,161,000	31,066,090
Perfect World Co. Ltd., Class A	1,459,386	3,766,576
PetroChina Co. Ltd., Class A	9,904,937	10,433,521
PetroChina Co. Ltd., Class H	193,290,000	124,940,561
Pharmaron Beijing Co. Ltd., Class A	466,650	3,030,339

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pharmaron Beijing Co. Ltd., Class H(b)	1,848,050	$6,825,369
PICC Property & Casualty Co. Ltd., Class H	62,403,040	74,441,257
Pinduoduo Inc., ADR(a)	4,598,737	300,389,501
Ping An Bank Co. Ltd., Class A	9,808,936	16,006,322
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,689,600	10,847,932
Ping An Insurance Group Co. of China Ltd., Class A	5,607,716	37,036,232
Ping An Insurance Group Co. of China Ltd., Class H	57,777,000	366,663,565
Poly Developments and Holdings Group Co. Ltd., Class A	6,297,411	11,275,472
Poly Property Group Co. Ltd.	19,249,000	4,281,081
Pop Mart International Group Ltd.(b)(c)	4,942,800	10,867,926
Postal Savings Bank of China Co. Ltd., Class A	14,046,300	10,142,470
Postal Savings Bank of China Co. Ltd., Class H(b)	73,126,000	45,945,666
Pou Sheng International Holdings Ltd.	14,833,000	1,309,800
Power Construction Corp. of China Ltd., Class A	8,557,044	7,969,319
Powerlong Real Estate Holdings Ltd.(c)	10,815,000	1,231,726
Pylon Technologies Co. Ltd., Class A, NVS	131,837	3,659,420
Q Technology Group Co. Ltd.(a)(c)	5,338,000	2,107,503
Qifu Technology Inc.	1,063,440	14,622,300
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,402,900	6,347,205
Redco Properties Group Ltd.(a)(b)(c)(d)	11,872,000	1,512,949
RLX Technology Inc., ADR(a)(c)	5,130,136	8,772,533
Rongsheng Petrochemical Co. Ltd., Class A	5,477,971	8,933,000
SAIC Motor Corp. Ltd., Class A	2,783,590	5,248,567
Sanan Optoelectronics Co. Ltd., Class A	2,141,400	5,942,274
Sangfor Technologies Inc., Class A	287,100	5,027,499
Sany Heavy Equipment International Holdings Co. Ltd.	11,491,000	15,161,823
Sany Heavy Industry Co. Ltd., Class A	4,377,711	9,035,907
Satellite Chemical Co. Ltd., Class A	2,805,107	4,995,608
SDIC Capital Co. Ltd., Class A	5,426,500	5,633,143
Seazen Group Ltd.(a)	20,608,000	3,635,695
Seazen Holdings Co. Ltd., Class A(a)	1,391,526	2,734,827
SF Holding Co. Ltd., Class A	2,694,492	17,942,079
SG Micro Corp., Class A	247,500	3,771,070
Shaanxi Coal Industry Co. Ltd., Class A	5,463,790	12,868,562
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,794,800	3,147,063
Shandong Gold Mining Co. Ltd., Class A	2,004,401	7,121,511
Shandong Gold Mining Co. Ltd., Class H(b)(c)	5,821,500	11,112,525
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,552,799	6,364,422
Shandong Linglong Tyre Co. Ltd., Class A	1,364,441	4,084,394
Shandong Nanshan Aluminum Co. Ltd., Class A	10,059,000	4,254,292
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(c)	23,370,800	34,508,397
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	852,300	4,128,232
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	859,204	4,108,698
Shanghai Baosight Software Co. Ltd., Class A	922,692	6,875,543
Shanghai Baosight Software Co. Ltd., Class B	4,731,831	15,731,966
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,693,709	3,983,595
Shanghai Construction Group Co. Ltd., Class A	9,674,100	3,589,340
Shanghai Electric Group Co. Ltd., Class A(a)	12,803,800	8,687,619
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,030,200	4,513,001
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,616,000	12,572,586
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	327,380	2,623,768
Security	Shares	Value

China (continued)
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,775,000	$7,450,383
Shanghai Haixin Group Co., Class B	8,095,091	2,177,758
Shanghai Highly Group Co. Ltd., Class B	199,287	74,915
Shanghai Industrial Holdings Ltd.	5,577,000	7,819,866
Shanghai International Airport Co. Ltd., Class A(a)	1,173,303	7,684,735
Shanghai International Port Group Co. Ltd., Class A	7,196,570	5,327,800
Shanghai Jinjiang International Hotels Co. Ltd., Class A	665,378	4,384,598
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	609,250	3,888,950
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,581,673	6,319,185
Shanghai M&G Stationery Inc., Class A	812,147	4,851,220
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,512,000	4,982,005
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,188,000	14,325,437
Shanghai Pudong Development Bank Co. Ltd., Class A	14,574,846	15,053,628
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,321,994	6,590,757
Shanghai RAAS Blood Products Co. Ltd., Class A	5,919,534	5,589,135
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,131,138	1,027,085
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,586,600	4,962,763
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,088,200	5,487,674
Shanxi Meijin Energy Co. Ltd., Class A	2,950,769	2,972,044
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	697,239	20,585,464
Shede Spirits Co. Ltd., Class A	147,200	3,267,779
Shengyi Technology Co. Ltd., Class A	1,835,208	3,933,436
Shennan Circuits Co. Ltd., Class A	332,371	3,657,030
Shenwan Hongyuan Group Co. Ltd., Class A	14,999,892	9,949,610
Shenzhen Dynanonic Co. Ltd., Class A	192,931	2,982,716
Shenzhen Inovance Technology Co. Ltd., Class A	1,419,742	11,792,755
Shenzhen International Holdings Ltd.(c)	11,132,750	8,825,816
Shenzhen Investment Ltd.	29,122,000	5,130,284
Shenzhen Kangtai Biological Products Co. Ltd., Class A	684,800	2,675,441
Shenzhen Kstar Science & Technology Co. Ltd., Class A	418,900	2,282,609
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	654,946	27,696,199
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	461,800	3,887,237
Shenzhen Overseas Chinese Town Co. Ltd., Class A	6,551,702	4,380,061
Shenzhen SC New Energy Technology Corp., Class A	286,500	3,851,779
Shenzhen Senior Technology Co. Ltd., Class A	1,505,253	3,423,603
Shenzhen Transsion Holding Co. Ltd., Class A	470,700	8,298,491
Shenzhou International Group Holdings Ltd.	7,351,800	59,530,337
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,070,318	4,318,203
Shimao Group Holdings Ltd.(a)(c)(d)	8,435,727	1,391,427
Shimao Services Holdings Ltd.(a)(b)(c)	9,031,000	1,710,109
Shoucheng Holdings Ltd.	28,678,800	7,659,056
Shougang Fushan Resources Group Ltd.	20,596,000	6,314,681
Shui On Land Ltd.	49,918,666	5,993,134
Sichuan Chuantou Energy Co. Ltd., Class A	4,240,686	8,873,494

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,606,020	$6,984,333
Sichuan New Energy Power Co. Ltd., Class A(a)	1,806,183	3,554,885
Sichuan Road & Bridge Co. Ltd., Class A	4,357,500	9,307,174
Sichuan Swellfun Co. Ltd., Class A	355,500	2,914,837
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,181,400	2,984,693
Sihuan Pharmaceutical Holdings Group Ltd.(c)	46,088,000	4,353,953
Sino Biopharmaceutical Ltd.	93,771,000	44,702,186
Sinofert Holdings Ltd.	27,686,000	3,712,532
Sinoma Science & Technology Co. Ltd., Class A	1,083,200	2,958,139
Sinomine Resource Group Co. Ltd., Class A	579,820	4,372,112
Sino-Ocean Group Holding Ltd.(a)(c)	31,241,500	1,896,753
Sinopec Engineering Group Co. Ltd., Class H	16,969,000	7,190,672
Sinopec Kantons Holdings Ltd.	14,412,000	5,228,022
Sinopharm Group Co. Ltd., Class H	12,104,000	39,677,699
Skshu Paint Co. Ltd., Class A(a)	299,820	3,766,700
Skyworth Group Ltd.(c)	15,242,000	7,618,362
Smoore International Holdings Ltd.(b)(c)	16,457,000	16,607,954
SOHO China Ltd.(a)(c)	21,666,000	3,212,914
Sohu.com Ltd., ADR(a)(c)	308,711	3,494,608
Songcheng Performance Development Co. Ltd., Class A	2,360,456	4,217,432
SSY Group Ltd.	13,276,411	8,174,296
StarPower Semiconductor Ltd., Class A	109,900	3,367,044
Sun King Technology Group Ltd.(a)(c)	11,032,000	2,213,682
Sunac Services Holdings Ltd.(b)(c)	9,834,000	2,690,820
Sungrow Power Supply Co. Ltd., Class A	838,400	12,972,852
Sunny Optical Technology Group Co. Ltd.	6,470,600	60,907,712
Sunwoda Electronic Co. Ltd., Class A	1,934,300	4,331,455
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,524,400	5,439,434
Suzhou Maxwell Technologies Co. Ltd., Class A	211,992	4,710,864
SY Holdings Group Ltd.(c)	8,602,500	6,328,601
TAL Education Group, ADR(a)(c)	4,151,121	22,540,587
TBEA Co. Ltd., Class A	2,908,501	9,143,307
TCL Electronics Holdings Ltd.	10,325,000	4,234,261
TCL Technology Group Corp., Class A	15,841,712	8,597,202
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,783,791	9,311,007
Tencent Holdings Ltd.	56,396,100	2,231,836,977
Tencent Music Entertainment Group, ADR(a)(c)	6,501,781	45,122,360
Thunder Software Technology Co. Ltd., Class A	410,200	5,634,642
Tiangong International Co. Ltd.(c)	13,184,000	3,563,346
Tianjin Port Development Holdings Ltd.	52,552,000	3,825,089
Tianma Microelectronics Co. Ltd., Class A(a)	4,097,705	5,566,251
Tianneng Power International Ltd.(c)	6,834,000	7,856,747
Tianqi Lithium Corp., Class A(a)	819,700	8,295,129
Tianshui Huatian Technology Co. Ltd., Class A	3,504,436	4,787,784
Tingyi Cayman Islands Holding Corp.(c)	17,774,000	26,625,173
Toly Bread Co. Ltd., Class A	1,606,680	2,358,848
Tong Ren Tang Technologies Co. Ltd., Class H	6,984,000	6,180,959
Tongcheng Travel Holdings Ltd.(a)	10,880,000	21,718,428
Tongdao Liepin Group(a)(c)	3,293,200	3,608,848
Tongwei Co. Ltd., Class A	2,487,277	11,922,911
Topchoice Medical Corp., Class A(a)	251,299	3,735,272
Topsports International Holdings Ltd.(b)	15,594,000	12,116,953
Towngas Smart Energy Co. Ltd.(c)	10,779,000	4,790,942
TravelSky Technology Ltd., Class H	8,167,000	14,899,065
Trina Solar Co. Ltd., Class A	1,195,016	6,602,290
Trip.com Group Ltd.(a)	5,014,441	159,704,359
Truly International Holdings Ltd.	20,546,000	2,150,305
Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class A	523,200	$6,998,159
Tsingtao Brewery Co. Ltd., Class H	5,446,000	46,887,466
Tuya Inc.(a)(c)	2,406,203	4,764,282
Unigroup Guoxin Microelectronics Co. Ltd., Class A	463,773	6,007,040
Uni-President China Holdings Ltd.	11,773,000	10,231,610
Unisplendour Corp. Ltd., Class A	2,096,861	9,615,876
Untrade Cteg(d)	33,362,000	145,540
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	976,891	2,959,980
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	2,599,500	2,427,925
Vinda International Holdings Ltd.	3,689,000	8,879,956
Vipshop Holdings Ltd., ADR(a)	3,408,752	48,813,329
Viva Biotech Holdings(a)(b)(c)	16,480,500	3,212,639
Vnet Group Inc., ADR(a)(c)	935,658	2,404,641
Walvax Biotechnology Co. Ltd., Class A	1,237,289	5,025,965
Wanhua Chemical Group Co. Ltd., Class A	1,524,286	17,621,868
Want Want China Holdings Ltd.	43,459,000	29,088,223
Weibo Corp., ADR(a)(c)	622,273	8,693,154
Weichai Power Co. Ltd., Class A	3,418,600	5,553,767
Weichai Power Co. Ltd., Class H	17,509,000	23,772,374
Weihai Guangwei Composites Co. Ltd., Class A	602,560	2,481,949
Weimob Inc.(a)(b)(c)	21,010,000	9,754,892
Wens Foodstuffs Group Co. Ltd., Class A	2,819,841	6,667,271
West China Cement Ltd.	33,992,000	3,604,755
Western Securities Co. Ltd., Class A	7,940,891	7,232,165
Western Superconducting Technologies Co. Ltd., Class A	393,800	4,289,384
Westone Information Industry Inc., Class A	563,100	2,340,763
Will Semiconductor Co. Ltd. Shanghai, Class A	557,969	7,829,599
Wingtech Technology Co. Ltd., Class A	767,600	5,380,445
Wuhan Guide Infrared Co. Ltd., Class A	3,264,459	4,710,352
Wuliangye Yibin Co. Ltd., Class A	2,115,174	47,996,708
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,647,196	4,837,666
WuXi AppTec Co. Ltd., Class A	1,457,639	13,321,105
WuXi AppTec Co. Ltd., Class H(b)	3,206,507	26,373,675
Wuxi Biologics Cayman Inc.(a)(b)	34,278,500	175,498,154
XCMG Construction Machinery Co. Ltd., Class A	9,506,009	7,994,412
XD Inc.(a)(c)	3,118,600	8,154,854
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	7,783,500	4,358,096
Xiamen C & D Inc., Class A	2,148,500	3,505,567
Xiaomi Corp., Class B(a)(b)	138,420,800	182,802,110
Xinjiang Daqo New Energy Co. Ltd., Class A	805,250	4,831,104
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,409,637	5,214,178
Xinyi Solar Holdings Ltd.	44,682,800	44,138,403
XPeng Inc.(a)(c)	9,239,650	36,619,127
Xtep International Holdings Ltd.	12,432,500	12,496,318
Yadea Group Holdings Ltd.(b)	11,436,000	22,791,624
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	367,200	2,126,659
Yankuang Energy Group Co. Ltd., Class A	1,260,306	4,803,002
Yankuang Energy Group Co. Ltd., Class H	14,274,000	36,191,401
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,146,768	3,930,593
Yeahka Ltd.(a)(c)	2,611,600	6,681,676
Yealink Network Technology Corp. Ltd., Class A	668,576	4,977,234
Yifeng Pharmacy Chain Co. Ltd., Class A	628,614	4,380,950
Yihai International Holding Ltd.	4,185,000	9,285,584

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yihai Kerry Arawana Holdings Co. Ltd., Class A	956,101	$5,407,463
YongXing Special Materials Technology Co. Ltd., Class A	449,760	3,999,904
Yonyou Network Technology Co. Ltd., Class A	2,133,883	5,958,251
Youdao Inc., ADR(a)(c)	444,661	1,978,741
Youngy Co. Ltd., Class A(a)	219,000	1,893,573
Youyuan International Holdings Ltd.(d)	5,307,000	26,425
YTO Express Group Co. Ltd., Class A	2,169,253	4,691,303
Yuexiu Property Co. Ltd.(c)	14,318,576	15,510,793
Yuexiu REIT(c)	26,527,000	6,407,898
Yuexiu Transport Infrastructure Ltd.	11,778,000	5,592,436
Yum China Holdings Inc.	3,813,703	215,321,671
Yunda Holding Co. Ltd., Class A	2,235,737	3,584,011
Yunnan Aluminium Co. Ltd., Class A	2,574,254	4,379,010
Yunnan Baiyao Group Co. Ltd., Class A	822,292	6,222,590
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	206,800	2,682,034
Yunnan Energy New Material Co. Ltd., Class A(a)	558,132	7,141,512
Yunnan Yuntianhua Co. Ltd., Class A	1,179,000	2,760,003
Zangge Mining Co. Ltd., Class A	1,183,946	3,822,175
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	315,469	13,485,501
Zhaojin Mining Industry Co. Ltd., Class H(a)	11,118,000	15,832,643
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	6,210,595	5,426,173
Zhejiang China Commodities City Group Co. Ltd., Class A	2,942,220	3,402,223
Zhejiang Chint Electrics Co. Ltd., Class A	1,647,373	6,049,639
Zhejiang Dahua Technology Co. Ltd., Class A	2,365,958	6,601,126
Zhejiang Dingli Machinery Co. Ltd., Class A	475,516	3,149,745
Zhejiang Expressway Co. Ltd., Class H(c)	13,506,000	10,002,748
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,239,262	3,212,338
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,178,691	7,660,778
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	981,894	9,514,512
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	733,900	2,998,353
Zhejiang Juhua Co. Ltd., Class A	1,777,800	3,284,574
Zhejiang NHU Co. Ltd., Class A	2,723,858	5,778,560
Zhejiang Supcon Technology Co. Ltd., Class A	384,869	5,591,706
Zhejiang Supor Co. Ltd., Class A	437,240	2,748,190
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,246,483	3,171,726
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	475,107	2,545,784
Zheshang Securities Co. Ltd., Class A	4,764,800	6,692,699
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,444,200	18,148,503
Zhongji Innolight Co. Ltd., Class A	534,174	8,085,525
Zhongsheng Group Holdings Ltd.	5,661,000	20,892,978
Zhongtai Securities Co. Ltd., Class A	4,719,900	4,515,167
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	9,180,500	3,569,152
Zhuguang Holdings Group Co. Ltd.(a)(c)	22,166,000	1,868,651
Zhuzhou CRRC Times Electric Co. Ltd.	5,587,100	23,512,157
Zijin Mining Group Co. Ltd., Class A	10,280,800	15,456,658
Zijin Mining Group Co. Ltd., Class H	51,774,000	70,420,607
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,172,900	6,384,521
ZTE Corp., Class A	1,723,139	8,525,856
ZTE Corp., Class H	7,208,440	22,133,239
ZTO Express Cayman Inc., ADR	3,851,185	97,203,909
		18,073,868,922
Security	Shares	Value

Colombia — 0.1%
Bancolombia SA	2,229,217	$13,926,344
Cementos Argos SA	5,164,856	3,690,841
Grupo Argos SA(d)	3,207,834	6,740,056
Interconexion Electrica SA ESP	4,353,023	17,216,451
		41,573,692
Czech Republic — 0.2%
CEZ AS(c)	1,507,297	67,810,453
Komercni Banka AS	705,405	21,029,516
Moneta Money Bank AS(b)	3,614,596	12,898,366
		101,738,335
Egypt — 0.1%
Commercial International Bank Egypt SAE	22,032,406	37,250,373
Eastern Co. SAE	9,912,413	6,115,026
E-Finance for Digital & Financial Investments, NVS	5,507,837	3,156,757
Egyptian Financial Group-Hermes Holding Co.(a)	12,038,764	7,380,015
EISewedy Electric Co.	8,670,920	5,401,963
Ezz Steel Co. SAE	538,758	683,299
Fawry for Banking & Payment Technology Services SAE(a)	18,156,721	3,346,879
Talaat Moustafa Group	9,739,310	2,978,008
Telecom Egypt Co.	4,527,140	3,545,027
		69,857,347
Greece — 0.5%
Alpha Services and Holdings SA(a)	21,146,198	31,362,630
Athens Water Supply & Sewage Co. SA	444,043	3,099,384
Autohellas Tourist and Trading SA	43,676	672,543
Eurobank Ergasias Services and Holdings SA, Class A(a)	24,230,613	37,875,774
FF Group(a)(d)	343,633	4
GEK Terna Holding Real Estate Construction SA	686,373	9,958,261
Hellenic Telecommunications Organization SA	1,746,683	26,755,438
Holding Co. ADMIE IPTO SA(c)	1,740,473	3,572,488
JUMBO SA	977,804	22,692,271
LAMDA Development SA(a)	742,176	5,070,638
Motor Oil Hellas Corinth Refineries SA	605,145	15,631,681
Mytilineos SA	989,574	31,169,671
National Bank of Greece SA(a)	5,280,832	32,766,361
OPAP SA	1,809,411	30,896,055
Piraeus Financial Holdings SA(a)	6,382,825	18,873,613
Public Power Corp. SA(a)	1,693,903	17,932,276
Sarantis SA(c)	254,153	2,015,748
Terna Energy SA	532,328	11,487,011
Titan Cement International SA(c)	472,358	8,389,470
		310,221,317
Hong Kong — 0.0%
China Renewable Energy Investment Ltd.(d)	8,046	—
China Zhongwang Holdings Ltd.	15,649,600	20
		20
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,523,709	6,660,803
MOL Hungarian Oil & Gas PLC	3,777,425	30,754,104
OTP Bank Nyrt	2,068,798	64,497,955
Richter Gedeon Nyrt	1,260,421	31,803,061
		133,715,923
India — 15.6%
360 ONE WAM Ltd.	1,538,064	7,771,129
3M India Ltd.	32,248	9,800,072
Aarti Industries Ltd.	1,905,520	11,784,714

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Aarti Pharmalabs Ltd., NVS(a)	492,169	$2,195,465
Aavas Financiers Ltd.(a)	383,985	6,483,084
ABB India Ltd.	547,245	27,268,827
ACC Ltd.	608,351	13,056,492
Adani Enterprises Ltd.	1,576,818	47,463,184
Adani Green Energy Ltd.(a)	2,871,696	33,831,747
Adani Ports & Special Economic Zone Ltd.	4,862,489	43,359,593
Adani Power Ltd.(a)	6,990,715	21,058,452
Aditya Birla Capital Ltd.(a)	5,686,357	11,687,244
Aditya Birla Fashion and Retail Ltd.(a)	3,245,279	7,893,729
Aegis Logistics Ltd.	1,599,474	6,922,321
Affle India Ltd.(a)	716,417	8,291,192
AIA Engineering Ltd.	440,377	16,309,105
Ajanta Pharma Ltd.	485,382	7,668,706
Alembic Pharmaceuticals Ltd.	577,536	3,812,891
Alkyl Amines Chemicals	164,097	4,910,824
Alok Industries Ltd.(a)	12,063,833	1,958,457
Amara Raja Batteries Ltd.	1,234,598	8,960,023
Amber Enterprises India Ltd.(a)	200,203	5,116,995
Ambuja Cements Ltd.(a)	5,667,106	28,962,045
Angel One Ltd.	367,012	5,958,433
APL Apollo Tubes Ltd.	1,536,338	21,077,742
Apollo Hospitals Enterprise Ltd.	953,167	53,194,021
Apollo Tyres Ltd.	3,857,657	18,204,488
Ashok Leyland Ltd.	14,592,029	25,767,434
Asian Paints Ltd.	3,531,126	136,045,528
Astral Ltd.	1,212,353	26,652,558
AstraZeneca Pharma India Ltd.	80,149	3,453,339
Atul Ltd.	125,367	10,196,509
AU Small Finance Bank Ltd.(b)	1,690,366	15,848,331
Aurobindo Pharma Ltd.	2,324,754	18,494,569
Avanti Feeds Ltd.	737,845	3,482,165
Avenue Supermarts Ltd.(a)(b)	1,542,654	64,603,157
Axis Bank Ltd.	20,798,878	229,533,478
Bajaj Auto Ltd.	663,908	36,608,852
Bajaj Electricals Ltd.	504,232	6,959,049
Bajaj Finance Ltd.	2,507,546	211,471,882
Bajaj Finserv Ltd.	3,536,962	61,925,686
Bajaj Holdings & Investment Ltd.	275,854	24,206,247
Balaji Amines Ltd.	115,009	2,921,399
Balkrishna Industries Ltd.	856,901	23,533,414
Balrampur Chini Mills Ltd.	1,516,478	7,185,828
Bandhan Bank Ltd.(a)(b)	6,541,825	21,150,002
Bank of Baroda	9,990,948	22,289,448
BASF India Ltd.	128,484	3,926,860
Bata India Ltd.	539,752	10,324,089
Bayer CropScience Ltd.	143,724	7,344,666
Berger Paints India Ltd.	2,373,245	18,631,997
Bharat Dynamics Ltd.	564,534	7,509,467
Bharat Electronics Ltd.	35,708,366	48,357,606
Bharat Forge Ltd.	2,435,884	23,257,417
Bharat Heavy Electricals Ltd.	10,258,145	10,140,311
Bharat Petroleum Corp. Ltd.	7,621,688	33,465,722
Bharti Airtel Ltd.	20,517,272	210,600,330
Biocon Ltd.	3,910,058	11,582,543
Birla Corp. Ltd.	309,425	4,192,041
Birlasoft Ltd.	2,150,546	8,907,429
Blue Dart Express Ltd.	70,813	5,327,209
Blue Star Ltd.	540,905	9,415,076
Borosil Renewables Ltd.(a)	629,441	4,145,342
Security	Shares	Value

India (continued)
Brigade Enterprises Ltd.	1,136,271	$7,718,700
Brightcom Group Ltd.	11,932,926	2,688,732
Britannia Industries Ltd.	1,041,611	58,613,070
BSE Ltd.	659,787	4,441,004
Can Fin Homes Ltd.	828,516	7,075,575
Carborundum Universal Ltd.	999,057	13,871,388
Ceat Ltd.	277,415	6,459,898
Central Depository Services India Ltd.	638,950	8,009,155
Century Plyboards India Ltd.	460,831	3,098,798
Century Textiles & Industries Ltd.	664,798	6,407,504
CESC Ltd.	7,446,611	6,223,558
CG Power and Industrial Solutions Ltd.	5,788,821	27,466,001
Chambal Fertilisers and Chemicals Ltd.	2,077,172	7,025,264
Cholamandalam Financial Holdings Ltd.	1,049,320	10,136,290
Cholamandalam Investment and Finance Co. Ltd.	4,066,229	51,590,074
Cipla Ltd.	4,579,428	52,721,483
City Union Bank Ltd.	4,675,480	7,062,468
Clean Science and Technology	256,271	4,387,427
Coal India Ltd.	14,441,797	42,063,204
Coforge Ltd.	316,777	17,402,359
Colgate-Palmolive India Ltd.	1,149,559	22,095,006
Computer Age Management Services Ltd.	338,997	9,071,130
Container Corp. of India Ltd.	2,587,807	20,964,039
Coromandel International Ltd.	916,876	10,630,492
CreditAccess Grameen Ltd.(a)	502,005	7,482,249
CRISIL Ltd.	172,710	7,924,286
Crompton Greaves Consumer Electricals Ltd.	5,369,070	17,816,135
Cummins India Ltd.	1,297,958	27,572,346
Cyient Ltd.	912,373	14,301,607
Dabur India Ltd.	6,013,560	40,329,520
Dalmia Bharat Ltd.	738,111	18,992,541
Deepak Fertilisers & Petrochemicals Corp. Ltd.	729,762	4,703,225
Deepak Nitrite Ltd.	680,353	17,034,958
Delhivery Ltd.(a)	1,997,393	8,424,062
Devyani International Ltd.(a)	3,168,702	7,059,073
Dhani Services Ltd.(a)	1,140,085	478,421
Dilip Buildcon Ltd.(b)	7,108	18,280
Divi’s Laboratories Ltd.	1,140,807	47,447,321
Dixon Technologies India Ltd.	308,486	14,445,767
DLF Ltd.	6,061,169	34,742,845
Dr Lal PathLabs Ltd.(b)	326,913	8,019,132
Dr. Reddy’s Laboratories Ltd.	1,004,415	54,743,815
Easy Trip Planners Ltd., NVS(a)	5,285,694	2,933,016
Edelweiss Financial Services Ltd.	5,271,636	4,302,860
Eicher Motors Ltd.	1,304,479	57,835,399
EID Parry India Ltd.	785,067	4,464,919
EIH Ltd.(a)	1,945,487	4,902,453
Elgi Equipments Ltd.	1,791,130	11,553,860
Emami Ltd.	1,959,269	9,268,889
Embassy Office Parks REIT	5,247,274	19,534,278
Endurance Technologies Ltd.(b)	358,449	6,209,872
Engineers India Ltd.	4,616,172	6,179,789
Escorts Kubota Ltd.	407,426	10,700,227
Exide Industries Ltd.(a)	4,998,960	12,747,684
Federal Bank Ltd.	15,900,350	24,033,924
Fine Organic Industries Ltd.	89,640	4,867,402
Finolex Cables Ltd.	936,899	9,054,083
Finolex Industries Ltd.	2,684,699	5,766,163
Firstsource Solutions Ltd.	4,227,754	6,866,597
Fortis Healthcare Ltd.(a)	4,640,496	15,367,519

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
GAIL India Ltd.	22,978,831	$29,088,435
GHCL Ltd.	733,469	4,289,285
GHCL Textiles Ltd.	733,469	389,998
GlaxoSmithKline Pharmaceuticals Ltd.	339,417	5,356,471
Glenmark Pharmaceuticals Ltd.	1,638,941	11,845,802
GMM Pfaudler Ltd.	322,177	5,715,613
GMR Airports Infrastructure Ltd.(a)	22,988,752	11,242,962
Godrej Consumer Products Ltd.(a)	3,769,322	48,180,816
Godrej Industries Ltd.(a)	988,258	5,728,659
Godrej Properties Ltd.(a)	1,176,744	19,749,596
Granules India Ltd.	1,722,980	5,873,230
Graphite India Ltd.	939,035	3,684,897
Grasim Industries Ltd.	2,616,254	54,244,279
Great Eastern Shipping Co. Ltd. (The)	1,087,288	9,022,744
Grindwell Norton Ltd.	432,098	10,885,753
Gujarat Fluorochemicals Ltd.	295,321	12,158,114
Gujarat Gas Ltd.	1,724,890	10,545,936
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	962,122	6,832,820
Gujarat Pipavav Port Ltd.	3,936,868	5,113,479
Gujarat State Fertilizers & Chemicals Ltd.	2,482,799	4,718,395
Gujarat State Petronet Ltd.	2,576,828	9,348,856
Happiest Minds Technologies Ltd.	873,882	9,701,673
Havells India Ltd.	2,486,181	39,249,937
HCL Technologies Ltd.	8,797,032	121,533,098
HDFC Life Insurance Co. Ltd.(b)	8,967,298	64,080,682
Hero MotoCorp Ltd.	1,054,453	35,138,839
HFCL Ltd.	8,522,666	6,652,997
Hindalco Industries Ltd.	11,925,039	58,387,732
Hindustan Aeronautics Ltd.	609,521	22,964,630
Hindustan Petroleum Corp. Ltd.	5,868,326	18,496,346
Hindustan Unilever Ltd.	7,544,614	243,135,344
Hitachi Energy India Ltd.	113,082	5,254,051
Housing Development Finance Corp. Ltd.	15,824,630	504,263,944
ICICI Bank Ltd.	47,303,104	540,941,590
ICICI Lombard General Insurance Co. Ltd.(b)	2,226,438	31,762,022
ICICI Prudential Life Insurance Co. Ltd.(b)	3,291,728	18,516,647
ICICI Securities Ltd.(b)	853,788	5,114,377
IDFC First Bank Ltd.(a)	31,078,823	26,855,403
IDFC Ltd.	11,841,865	14,171,984
IIFL Finance Ltd.	1,290,927	6,943,932
India Cements Ltd. (The)	2,421,051	5,912,206
Indiabulls Housing Finance Ltd.(a)	3,308,188	4,596,437
Indiabulls Real Estate Ltd.(a)	4,998,545	4,056,162
IndiaMART Intermesh Ltd.(b)	161,273	10,866,580
Indian Bank	2,607,264	8,491,037
Indian Energy Exchange Ltd.(b)	5,025,204	9,280,893
Indian Hotels Co. Ltd. (The)	7,932,267	37,320,551
Indian Oil Corp. Ltd.	26,759,203	29,092,653
Indian Railway Catering & Tourism Corp. Ltd.	2,452,282	19,223,731
Indraprastha Gas Ltd.	2,922,348	16,954,048
Info Edge India Ltd.	699,946	34,399,724
Infosys Ltd.	30,142,675	479,178,991
Intellect Design Arena Ltd.	985,236	6,965,705
InterGlobe Aviation Ltd.(a)(b)	1,217,141	34,892,115
Ipca Laboratories Ltd.	1,241,881	10,512,153
IRB Infrastructure Developers Ltd., NVS	16,134,959	5,565,664
ITC Ltd.	27,493,984	147,885,389
Jindal Stainless Ltd.	3,369,538	11,946,404
Jindal Steel & Power Ltd.	3,348,194	20,916,218
Security	Shares	Value

India (continued)
JK Cement Ltd.	327,917	$12,709,266
JK Paper Ltd.	985,690	3,912,360
JM Financial Ltd.	4,218,519	3,574,378
JSW Steel Ltd.	6,298,362	52,964,803
Jubilant Foodworks Ltd.	3,880,255	22,627,333
Jubilant Ingrevia Ltd.	800,240	3,791,281
Jubilant Pharmova Ltd.	733,918	2,924,717
Just Dial Ltd.(a)	343,579	2,895,548
Jyothy Labs Ltd.	1,781,560	4,503,459
Kajaria Ceramics Ltd.	886,128	13,677,260
Kansai Nerolac Paints Ltd.	1,298,078	6,910,740
Karur Vysya Bank Ltd. (The)	5,144,291	6,581,894
Kaveri Seed Co. Ltd.	347,151	2,107,645
KEC International Ltd.	1,269,807	8,009,360
KEI Industries Ltd.	526,127	12,683,509
Kotak Mahindra Bank Ltd.	9,851,721	239,316,294
KPIT Technologies Ltd.	1,615,987	20,727,358
KPR Mill Ltd.	937,295	6,496,804
Krishna Institute Of Medical Sciences Ltd.(a)(b)	309,452	6,073,431
L&T Finance Holdings Ltd.	8,378,660	10,532,364
Lakshmi Machine Works Ltd.	51,880	7,180,449
Larsen & Toubro Infotech Ltd.(b)	828,119	49,902,349
Larsen & Toubro Ltd.	6,346,231	168,902,546
Laurus Labs Ltd.(b)	3,215,844	12,848,089
Lemon Tree Hotels Ltd.(a)(b)	5,554,974	6,433,932
LIC Housing Finance Ltd.	2,901,099	13,029,677
Linde India Ltd.	217,956	10,410,316
Lupin Ltd.	1,786,464	17,350,307
Mahanagar Gas Ltd.	768,656	9,817,161
Mahindra & Mahindra Financial Services Ltd.	5,396,141	18,514,229
Mahindra & Mahindra Ltd.	8,432,633	134,273,554
Mahindra CIE Automotive Ltd.	1,288,910	7,067,956
Mahindra Lifespace Developers Ltd.	801,531	4,356,109
Manappuram Finance Ltd.	5,724,951	7,618,773
Marico Ltd.	5,161,983	33,849,711
Maruti Suzuki India Ltd.	1,206,356	136,451,100
Mastek Ltd.	191,393	4,749,710
Max Financial Services Ltd.(a)	2,135,302	18,216,599
Max Healthcare Institute Ltd.(a)	7,363,574	48,835,228
Medplus Health Services Ltd.(a)	295,938	2,901,125
Metropolis Healthcare Ltd.(b)	288,145	4,532,946
Mindspace Business Parks REIT(b)	1,737,963	6,414,302
Motherson Sumi Wiring India Ltd.	21,481,421	14,999,361
Motilal Oswal Financial Services Ltd.	403,636	3,106,308
Mphasis Ltd.	803,584	18,870,861
MRF Ltd.	18,438	21,645,448
Multi Commodity Exchange of India Ltd.	224,717	3,947,282
Muthoot Finance Ltd.	1,182,804	15,932,295
Narayana Hrudayalaya Ltd.	806,394	8,695,757
Natco Pharma Ltd.	1,026,977	7,681,066
National Aluminium Co. Ltd.	10,420,545	10,537,979
Navin Fluorine International Ltd.	332,947	18,760,490
Nestle India Ltd.	317,112	83,030,540
NIIT Ltd.(a)	825,525	3,988,394
Nippon Life India Asset Management Ltd.(b)	1,705,496	5,144,843
NTPC Ltd.	38,111,616	79,925,640
Nuvoco Vistas Corp. Ltd.(a)	1,083,036	4,423,520
Oberoi Realty Ltd.	1,052,086	11,820,501
Oil & Natural Gas Corp. Ltd.	26,692,879	49,915,748
Oil India Ltd.	3,028,529	9,409,378

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Oracle Financial Services Software Ltd.	194,930	$8,552,183
Orient Electric Ltd.	1,265,892	3,650,955
Page Industries Ltd.	55,570	26,020,723
PB Fintech Ltd.(a)	1,909,519	13,962,067
Persistent Systems Ltd.	489,132	30,299,111
Petronet LNG Ltd.	6,985,859	19,044,376
Phoenix Mills Ltd. (The)	897,989	15,912,579
PI Industries Ltd.	772,811	33,766,925
Pidilite Industries Ltd.	1,531,082	48,219,303
Piramal Enterprises Ltd.	1,086,747	10,120,526
Piramal Pharma Ltd., NVS(a)	5,006,128	4,918,674
PNB Housing Finance Ltd.(a)(b)	1,034,733	6,311,553
Polycab India Ltd.	5,978	247,105
Polyplex Corporation Ltd.	188,834	3,093,316
Poonawalla Fincorp Ltd.	2,298,012	9,584,614
Power Grid Corp. of India Ltd.	29,821,036	84,216,366
Praj Industries Ltd.	1,521,755	7,231,521
Prestige Estates Projects Ltd.	1,722,588	10,050,235
Procter & Gamble Health Ltd.	69,697	4,409,731
PVR Inox Ltd.(a)	713,000	12,184,680
Quess Corp. Ltd.(b)	886,431	4,343,666
Radico Khaitan Ltd.	811,380	11,456,355
Rail Vikas Nigam Ltd.	2,525,626	3,663,340
Rain Industries Ltd.	2,090,918	3,850,275
Rajesh Exports Ltd.	728,443	4,888,573
Rallis India Ltd.	1,115,240	2,555,412
Ramco Cements Ltd. (The)	1,174,316	12,813,181
Raymond Ltd.	382,881	7,232,382
RBL Bank Ltd.(a)(b)	5,109,696	9,994,637
REC Ltd.	10,709,179	18,304,070
Redington Ltd.	5,568,072	11,710,856
Relaxo Footwears Ltd.	658,062	7,166,197
Reliance Industries Ltd.	27,663,839	824,793,392
Reliance Power Ltd.(a)	23,235,009	3,628,429
Route Mobile Ltd.	425,749	7,378,837
Samvardhana Motherson International Ltd.	20,838,272	19,880,800
Sanofi India Ltd.	96,503	7,920,687
Sarda Energy & Minerals Ltd.	23,559	332,420
Saregama India Ltd.	669,478	2,622,940
SBI Cards & Payment Services Ltd.	2,378,758	26,339,316
SBI Life Insurance Co. Ltd.(b)	4,355,805	64,930,433
Sheela Foam Ltd.(a)	296,990	3,620,036
Shree Cement Ltd.	98,358	29,888,094
Shree Renuka Sugars Ltd.(a)	7,398,738	3,744,998
Shriram Transport Finance Co. Ltd.	2,139,280	36,152,218
Siemens Ltd.	779,347	33,409,537
SKF India Ltd.	141,642	7,555,188
Solar Industries India Ltd.	265,448	12,025,756
Sona Blw Precision Forgings Ltd.(b)	2,003,270	13,113,090
Sonata Software Ltd.	887,340	10,409,444
Spandana Sphoorty Financial Ltd.(a)	100,686	873,058
SRF Ltd.	1,436,028	43,674,555
State Bank of India	16,959,232	118,599,594
Sterlite Technologies Ltd.	2,037,684	3,661,795
Strides Pharma Science Ltd.(a)	728,713	3,164,269
Sumitomo Chemical India Ltd.	959,224	4,615,739
Sun Pharma Advanced Research Co. Ltd.(a)	1,407,885	3,218,966
Sun Pharmaceutical Industries Ltd.	8,694,669	102,517,057
Sun TV Network Ltd.	914,152	4,902,953
Sundram Fasteners Ltd.	829,979	11,309,772
Security	Shares	Value

India (continued)
Sunteck Realty Ltd.	646,819	$2,197,033
Supreme Industries Ltd.	634,169	21,159,013
Suven Pharmaceuticals Ltd.	1,325,440	7,640,062
Suzlon Energy Ltd.(a)	69,294,517	9,820,986
Symphony Ltd.	217,725	2,230,274
Syngene International Ltd.(b)	1,281,180	11,218,785
Tanla Platforms Ltd.	716,988	6,815,839
Tata Chemicals Ltd.	1,337,141	15,667,039
Tata Communications Ltd.	1,033,932	16,203,648
Tata Consultancy Services Ltd.	8,296,446	329,360,736
Tata Consumer Products Ltd.	5,240,714	50,554,858
Tata Elxsi Ltd.	329,505	29,509,635
Tata Motors Ltd.(a)	15,452,226	98,135,660
Tata Power Co. Ltd. (The)	13,907,296	35,830,216
Tata Steel Ltd.	68,873,467	88,011,015
Tata Teleservices Maharashtra Ltd.(a)	4,720,194	3,501,185
TeamLease Services Ltd.(a)	121,289	3,256,153
Tech Mahindra Ltd.	5,124,490	68,958,753
Tejas Networks Ltd.(a)(b)	795,836	6,694,526
Thermax Ltd.	439,727	12,401,031
Timken India Ltd.	209,725	8,366,882
Titan Co. Ltd.	3,324,614	113,338,599
Torrent Pharmaceuticals Ltd.	930,568	20,625,571
Torrent Power Ltd.	1,647,735	10,973,064
Trent Ltd.	1,838,695	34,645,291
Trident Ltd.	13,154,548	5,182,506
TTK Prestige Ltd.	635,480	5,273,836
Tube Investments of India Ltd.	1,012,449	35,007,152
TV18 Broadcast Ltd.(a)	5,581,274	2,364,903
TVS Motor Co. Ltd.	2,215,436	34,840,871
UltraTech Cement Ltd.	991,835	94,188,722
United Spirits Ltd.(a)	2,900,532	30,929,150
UNO Minda Ltd.	1,506,129	10,106,943
UPL Ltd.	4,624,318	38,242,235
UTI Asset Management Co. Ltd.	446,234	3,817,344
Vardhman Textiles Ltd.(a)	1,265,063	4,916,826
Varun Beverages Ltd.	2,348,582	48,045,490
Vedanta Ltd.	7,407,696	24,881,879
V-Guard Industries Ltd.	2,002,984	6,078,542
Vinati Organics Ltd.	306,751	6,742,014
VIP Industries Ltd.	606,212	4,438,820
V-Mart Retail Ltd.	120,389	2,956,048
Vodafone Idea Ltd.(a)	101,251,699	8,800,005
Voltas Ltd.	1,928,338	19,117,451
Welspun Corp. Ltd.	1,335,022	4,069,760
Welspun India Ltd.	2,889,769	3,216,152
Westlife Development Ltd.(a)	576,288	5,368,337
Whirlpool of India Ltd.	385,923	6,648,999
Wipro Ltd.	12,559,131	61,309,679
Yes Bank Ltd.(a)	114,898,556	22,472,896
Zee Entertainment Enterprises Ltd.	7,891,205	18,568,799
Zensar Technologies Ltd.	1,281,274	5,713,778
Zomato Ltd.(a)	36,534,472	30,435,574
		10,648,463,928
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	72,922,300	3,063,195
Adaro Energy Indonesia Tbk PT	136,083,000	18,492,281
AKR Corporindo Tbk PT	114,876,300	10,454,545
Aneka Tambang Tbk	76,621,843	9,678,611
Astra Agro Lestari Tbk PT	6,269,800	2,947,796

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Astra International Tbk PT	185,251,800	$79,588,181
Astrindo Nusantara Infrastructure Tbk PT(a)	460,518,900	4,331,765
Bank Aladin Syariah Tbk PT(a)	47,302,900	4,054,985
Bank BTPN Syariah Tbk PT	27,780,200	3,522,969
Bank Central Asia Tbk PT	505,897,100	305,272,129
Bank Mandiri Persero Tbk PT	346,203,000	116,823,460
Bank Negara Indonesia Persero Tbk PT	69,471,400	41,906,261
Bank Neo Commerce Tbk PT(a)	50,186,994	1,505,832
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	24,127,519	1,955,633
Bank Rakyat Indonesia Persero Tbk PT	624,208,495	231,948,429
Bank Tabungan Negara Persero Tbk PT	53,692,376	4,582,761
Barito Pacific Tbk PT	266,734,815	13,517,399
Berkah Beton Sadaya Tbk PT	179,871,000	3,311,834
BFI Finance Indonesia Tbk PT	79,950,300	6,955,368
Bukalapak.com PT Tbk(a)	566,420,300	7,994,430
Bukit Asam Tbk PT	40,443,300	8,250,208
Bumi Resources Minerals Tbk PT(a)	451,562,900	3,492,459
Bumi Resources Tbk PT(a)	628,758,750	4,026,740
Bumi Serpong Damai Tbk PT(a)	94,747,300	6,636,735
Charoen Pokphand Indonesia Tbk PT	71,437,300	23,590,649
Ciputra Development Tbk PT	100,865,927	7,199,903
Digital Mediatama Maxima Tbk PT(a)	26,859,600	1,093,019
GoTo Gojek Tokopedia Tbk PT(a)	6,899,113,400	67,540,317
Hanson International Tbk PT(a)(d)	783,666,700	1
Harum Energy Tbk PT	29,935,000	2,812,163
Indah Kiat Pulp & Paper Tbk PT	26,122,200	12,012,769
Indika Energy Tbk PT	15,660,400	1,790,373
Indo Tambangraya Megah Tbk PT	3,774,600	5,565,305
Indocement Tunggal Prakarsa Tbk PT	14,681,100	9,684,432
Indofood CBP Sukses Makmur Tbk PT	21,098,500	16,460,003
Indofood Sukses Makmur Tbk PT	38,728,000	18,339,373
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	26,327,900	1,273,364
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	56,584,500	4,509,977
Jasa Marga Persero Tbk PT	22,957,380	5,096,955
Kalbe Farma Tbk PT	194,760,000	26,376,633
Matahari Department Store Tbk PT	9,589,800	2,367,062
Medco Energi Internasional Tbk PT	106,483,180	6,416,537
Media Nusantara Citra Tbk PT(a)	66,856,700	2,852,703
Medikaloka Hermina Tbk PT	42,378,200	3,717,634
Merdeka Copper Gold Tbk PT(a)	114,268,885	22,852,077
Metro Healthcare Indonesia TBK PT(a)	231,661,700	7,478,501
Mitra Adiperkasa Tbk PT(a)	106,960,200	12,658,283
Pabrik Kertas Tjiwi Kimia Tbk PT	15,057,900	5,748,218
Pakuwon Jati Tbk PT	204,533,100	6,380,977
Panin Financial Tbk PT	191,640,800	3,271,546
Perusahaan Gas Negara Tbk PT	99,087,000	9,441,791
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,122,700	2,376,401
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
PP Persero Tbk PT(a)	38,899,450	1,322,044
Sarana Menara Nusantara Tbk PT	213,786,700	14,113,786
Semen Indonesia Persero Tbk PT	30,644,709	11,844,884
Smartfren Telecom Tbk PT(a)	973,681,800	3,897,119
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	152,114,200	26,778,975
Summarecon Agung Tbk PT	133,199,141	5,685,067
Surya Citra Media Tbk PT	260,318,700	2,396,530
Surya Esa Perkasa Tbk PT	78,698,100	2,561,159
Security	Shares	Value

Indonesia (continued)
Telkom Indonesia Persero Tbk PT	448,662,100	$121,132,246
Temas Tbk PT	24,499,000	470,695
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,086,800	5,103,330
Unilever Indonesia Tbk PT	67,666,500	20,442,249
United Tractors Tbk PT	15,462,500	22,958,201
Vale Indonesia Tbk PT	20,781,900	8,724,150
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,819,612
Wijaya Karya Persero Tbk PT(a)	43,583,823	1,063,104
XL Axiata Tbk PT	42,197,600	5,581,532
		1,439,115,655
Kuwait — 0.9%
Agility Public Warehousing Co. KSC	14,035,015	27,842,723
Al Ahli Bank of Kuwait KSCP	5,857,937	5,820,014
Boubyan Bank KSCP	14,054,935	27,392,385
Boubyan Petrochemicals Co. KSCP	4,325,277	11,322,845
Gulf Bank KSCP	15,336,479	12,757,078
Gulf Cable & Electrical Industries Co. KSCP	1,031,360	3,852,810
Humansoft Holding Co. KSC	868,603	9,751,925
Jazeera Airways Co. KSCP	927,960	5,732,804
Kuwait Finance House KSCP	75,690,165	173,847,179
Kuwait International Bank KSCP	12,726,054	6,739,822
Kuwait Projects Co. Holding KSCP(a)	20,435,018	8,094,473
Mabanee Co. KPSC	6,346,241	15,280,729
Mobile Telecommunications Co. KSCP	20,077,056	33,926,406
National Bank of Kuwait SAKP	68,713,044	205,468,200
National Industries Group Holding SAK	21,326,619	13,433,794
National Investments Co. KSCP	3,744,506	2,309,638
National Real Estate Co. KPSC(a)	9,605,637	2,465,108
Salhia Real Estate Co. KSCP	4,543,484	7,659,083
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,406,756	3,832,492
Warba Bank KSCP	13,020,526	8,970,679
		586,500,187
Malaysia — 1.6%
AEON Credit Service M Bhd(c)	2,549,700	6,295,592
AFFIN Bank Bhd	3,135,300	1,344,575
Alliance Bank Malaysia Bhd	8,652,000	6,466,147
AMMB Holdings Bhd	15,402,500	12,141,448
Axiata Group Bhd	25,582,400	15,396,974
Bermaz Auto Bhd	11,051,500	5,195,917
British American Tobacco Malaysia Bhd	1,573,000	3,493,978
Bursa Malaysia Bhd	6,103,600	8,197,250
Carlsberg Brewery Malaysia Bhd(c)	1,877,600	8,409,980
CIMB Group Holdings Bhd	60,191,500	62,832,323
CTOS Digital Bhd(c)	14,725,500	4,271,534
D&O Green Technologies Bhd(c)	6,347,700	5,000,226
Dagang NeXchange Bhd(c)	26,782,500	2,432,777
Dialog Group Bhd	32,912,196	15,389,644
DiGi.Com Bhd	31,898,500	30,891,930
DRB-Hicom Bhd	10,557,800	3,016,845
Fraser & Neave Holdings Bhd	1,493,000	8,181,370
Frontken Corp. Bhd(c)	13,086,000	8,807,863
Gamuda Bhd	17,311,200	16,653,573
Gas Malaysia Bhd	1,193,100	800,780
Genting Bhd	19,254,800	17,507,041
Genting Malaysia Bhd	28,077,700	15,260,715
Genting Plantations Bhd	5,057,800	6,574,976
Greatech Technology Bhd(a)(c)	4,575,300	4,088,342
HAP Seng Consolidated Bhd	565,700	443,705

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hartalega Holdings Bhd(c)	15,723,800	$7,819,122
Heineken Malaysia Bhd	1,380,800	7,939,862
Hibiscus Petroleum Bhd(c)	16,696,100	3,285,010
Hong Leong Bank Bhd	5,896,900	24,739,190
Hong Leong Financial Group Bhd	2,626,900	9,857,634
IGB Real Estate Investment Trust	287,600	97,778
IHH Healthcare Bhd	16,515,500	20,645,184
IJM Corp. Bhd	27,516,000	9,778,330
Inari Amertron Bhd	26,183,900	14,273,445
IOI Corp. Bhd	22,708,100	18,132,995
Kossan Rubber Industries Bhd	12,682,200	4,067,077
KPJ Healthcare Bhd	34,695,200	8,870,184
Kuala Lumpur Kepong Bhd	3,974,500	17,970,910
Lotte Chemical Titan Holding Bhd(b)(c)	5,547,500	1,429,566
Magnum Bhd	11,622,386	2,543,302
Malayan Banking Bhd	45,592,700	85,422,682
Malaysia Airports Holdings Bhd	7,204,200	10,782,803
Malaysia Building Society Bhd(c)	35,022,900	4,701,499
Malaysian Pacific Industries Bhd(c)	957,000	5,587,623
Malaysian Resources Corp. Bhd	32,636,900	2,118,178
Maxis Bhd(c)	21,865,500	19,467,780
Mega First Corp. Bhd(c)	8,189,900	5,859,538
MISC Bhd	12,131,200	19,172,182
MR DIY Group M Bhd(b)	24,350,050	8,278,706
My EG Services Bhd	58,119,000	10,568,403
Nationgate Holdings Bhd	2,855,000	765,389
Nestle Malaysia Bhd	573,400	16,647,297
Padini Holdings Bhd	4,020,000	3,240,039
Pentamaster Corp. Bhd(c)	7,218,800	7,798,259
Petronas Chemicals Group Bhd	23,682,600	33,617,547
Petronas Dagangan Bhd	2,789,800	12,765,806
Petronas Gas Bhd	7,077,400	25,669,088
PPB Group Bhd	6,483,520	22,840,870
Press Metal Aluminium Holdings Bhd	32,939,600	32,861,881
Public Bank Bhd	130,399,300	107,606,615
QL Resources Bhd	11,598,343	13,946,659
RHB Bank Bhd	11,971,366	13,874,643
Sam Engineering & Equipment M Bhd	950,900	962,214
Scientex Bhd	8,883,800	6,389,921
Sime Darby Bhd	24,679,400	11,057,949
Sime Darby Plantation Bhd	18,563,500	16,936,854
Sime Darby Property Bhd	38,462,500	3,871,325
SKP Resources Bhd(c)	12,008,325	2,653,264
SP Setia Bhd Group	21,491,500	2,465,541
Sports Toto Bhd(c)	8,594,950	2,421,050
Sunway REIT(c)	24,374,900	8,605,061
Supermax Corp. Bhd(c)	16,154,527	3,373,659
Telekom Malaysia Bhd	10,274,400	11,339,316
Tenaga Nasional Bhd	24,235,300	49,917,955
TIME dotCom Bhd(c)	12,736,900	14,807,497
Top Glove Corp. Bhd(a)(c)	45,418,400	11,201,464
Tropicana Corp. Bhd(a)	1,357,400	402,606
UMW Holdings Bhd(c)	3,616,500	3,016,688
UWC Bhd(c)	4,783,800	3,091,304
ViTrox Corp. Bhd	3,724,800	6,291,739
VS Industry Bhd(c)	33,549,550	5,813,889
Yinson Holdings Bhd	16,771,160	9,447,517
YTL Corp. Bhd	19,524,600	4,101,372
YTL Power International Bhd	13,065,000	3,847,354
		1,066,154,120
Security	Shares	Value

Mexico — 2.7%
Alfa SAB de CV, Class A	25,625,700	$15,689,204
Alsea SAB de CV(a)	5,303,395	15,383,413
America Movil SAB de CV, Series B, NVS	280,117,872	298,978,202
Arca Continental SAB de CV	4,052,379	40,968,225
Banco del Bajio SA(b)	7,454,297	23,350,251
Bolsa Mexicana de Valores SAB de CV	4,028,978	8,502,558
Cemex SAB de CV, NVS(a)	140,938,883	84,775,268
Coca-Cola Femsa SAB de CV	4,398,400	36,126,606
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	7,736,759	10,671,995
Corp Inmobiliaria Vesta SAB de CV	5,492,300	17,424,833
FIBRA Macquarie Mexico(b)	10,155,200	17,228,648
Fibra Uno Administracion SA de CV	29,437,400	42,735,736
Fomento Economico Mexicano SAB de CV	17,660,962	177,837,670
GCC SAB de CV	1,711,257	13,088,132
Genomma Lab Internacional SAB de CV, Class B	8,986,324	7,544,062
Gentera SAB de CV	11,075,092	11,902,171
Gruma SAB de CV, Class B	1,859,575	28,581,675
Grupo Aeroportuario del Centro Norte SAB de CV	2,660,873	27,557,914
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,425,388	60,605,104
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,829,135	51,231,084
Grupo Bimbo SAB de CV, Series A	12,903,702	68,979,256
Grupo Carso SAB de CV, Series A1(c)	4,707,736	28,005,826
Grupo Financiero Banorte SAB de CV, Class O	23,792,478	190,713,746
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	20,500,242	45,534,203
Grupo Herdez SAB de CV(c)	2,455,100	6,130,463
Grupo Mexico SAB de CV, Series B	28,420,420	126,139,814
Grupo Televisa SAB, CPO	21,759,756	20,838,389
Industrias Penoles SAB de CV(a)(c)	1,548,625	23,697,316
Kimberly-Clark de Mexico SAB de CV, Class A	13,418,675	27,294,020
La Comer SAB de CV(c)	5,545,896	12,001,634
Nemak SAB de CV(a)(b)	15,786,924	3,694,831
Operadora De Sites Mexicanos SAB de CV, Class A-1(c)	12,782,795	11,273,198
Orbia Advance Corp. SAB de CV	9,245,783	19,193,010
PLA Administradora Industrial S. de RL de CV(c)	8,557,849	15,563,684
Prologis Property Mexico SA de CV	5,125,049	17,270,856
Promotora y Operadora de Infraestructura SAB de CV	1,837,055	17,738,086
Qualitas Controladora SAB de CV	1,765,878	11,927,588
Regional SAB de CV	2,166,147	16,853,797
Sitios Latinoamerica SAB de CV(a)(c)	12,963,919	5,379,341
Wal-Mart de Mexico SAB de CV	47,646,904	181,063,084
		1,839,474,893
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	2,000,992	13,626,756
Credicorp Ltd.	617,569	79,944,307
Southern Copper Corp.	745,087	49,749,459
		143,320,522
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	16,628,360	16,112,453
ACEN Corp.(a)	5,681,126	592,581
Alliance Global Group Inc.	40,481,000	9,555,997
Ayala Corp.	2,384,475	28,008,637
Ayala Land Inc.	65,212,340	30,520,716
Bank of the Philippine Islands	18,127,368	32,260,808
BDO Unibank Inc.	22,388,385	54,247,194
Bloomberry Resorts Corp.(a)	46,271,400	8,466,298

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Cebu Air Inc.(a)	3,119,930	$2,319,460
Converge Information and Communications Technology Solutions Inc.(a)	20,748,100	4,018,924
D&L Industries Inc.	35,359,400	4,375,852
DMCI Holdings Inc.	37,884,500	6,383,411
GT Capital Holdings Inc.	939,060	8,626,286
International Container Terminal Services Inc.	9,215,300	32,000,193
JG Summit Holdings Inc.	30,042,301	25,675,023
Jollibee Foods Corp.	4,368,410	18,324,478
Manila Electric Co.	1,988,280	11,566,627
Manila Water Co. Inc.	13,016,200	4,181,130
Megaworld Corp.	118,619,200	4,307,343
Metro Pacific Investments Corp.	91,945,800	7,122,895
Metropolitan Bank & Trust Co.	16,088,863	16,508,559
MREIT Inc.	2,298,600	564,827
PLDT Inc.	692,920	14,783,952
Puregold Price Club Inc.	10,050,750	5,419,009
Robinsons Land Corp.	23,749,713	5,876,377
Security Bank Corp.	3,388,870	5,129,202
Semirara Mining & Power Corp.	8,062,400	4,017,633
SM Investments Corp.	2,309,472	38,191,343
SM Prime Holdings Inc.	96,161,096	55,966,040
Universal Robina Corp.	8,289,370	20,723,352
Wilcon Depot Inc.	13,466,200	6,810,001
		482,656,601
Poland — 0.8%
Alior Bank SA(a)	931,199	8,889,779
Allegro.eu SA (a)(b)	3,681,450	30,940,403
AmRest Holdings SE(a)	820,267	4,309,499
Asseco Poland SA	606,050	11,792,136
Bank Millennium SA(a)(c)	7,084,894	7,459,551
Bank Polska Kasa Opieki SA	1,664,456	37,889,327
Budimex SA	142,548	11,356,423
CCC SA(a)(c)	430,388	4,648,033
CD Projekt SA(c)	590,320	16,910,074
Cyfrowy Polsat SA	2,123,532	7,752,845
Dino Polska SA(a)(b)(c)	456,085	44,856,765
Enea SA(a)	2,768,449	4,190,257
Eurocash SA(a)	991,900	3,907,965
Grupa Azoty SA(a)(c)	507,097	3,055,271
Jastrzebska Spolka Weglowa SA(a)	547,061	4,972,489
KGHM Polska Miedz SA	1,232,952	30,569,012
KRUK SA	170,463	14,914,298
LPP SA	10,398	29,520,607
mBank SA(a)	148,575	12,392,600
Orange Polska SA	5,766,967	9,840,910
Pepco Group NV(a)	1,441,255	13,641,108
PGE Polska Grupa Energetyczna SA(a)	8,000,321	12,690,145
Polski Koncern Naftowy ORLEN SA	5,404,632	76,952,803
Powszechna Kasa Oszczednosci Bank Polski SA	7,911,009	60,040,697
Powszechny Zaklad Ubezpieczen SA	5,341,097	48,701,315
Santander Bank Polska SA	332,545	26,501,358
Tauron Polska Energia SA(a)	11,332,239	5,941,966
Warsaw Stock Exchange(c)	466,895	4,199,531
		548,837,167
Qatar — 0.9%
Al Meera Consumer Goods Co. QSC	1,375,210	5,337,763
Baladna(a)	8,451,233	3,520,835
Barwa Real Estate Co.	15,663,474	11,023,582
Commercial Bank PSQC (The)	30,028,376	46,172,745
Security	Shares	Value

Qatar (continued)
Doha Bank QPSC	14,966,454	$6,733,725
Dukhan Bank	8,690,625	9,339,500
Estithmar Holding QPSC(a)	7,890,225	4,911,047
Gulf International Services QSC	9,170,753	4,747,671
Industries Qatar QSC	14,377,015	47,281,436
Masraf Al Rayan QSC	51,047,738	35,700,319
Medicare Group	1,719,872	3,288,199
Mesaieed Petrochemical Holding Co.	44,172,872	23,854,297
Ooredoo QPSC	6,957,897	20,264,421
Qatar Aluminum Manufacturing Co.	29,389,918	12,331,559
Qatar Electricity & Water Co. QSC	4,718,711	22,149,316
Qatar Fuel QSC	3,661,760	15,930,163
Qatar Gas Transport Co. Ltd.	22,450,206	24,338,457
Qatar Insurance Co. SAQ(a)	16,120,747	9,020,578
Qatar International Islamic Bank QSC	9,256,928	25,353,900
Qatar Islamic Bank SAQ	15,615,033	75,050,594
Qatar National Bank QPSC	42,516,090	186,722,463
Qatar National Cement Co. QSC	3,033,177	3,259,479
Qatar Navigation QSC	3,970,276	11,103,930
United Development Co. QSC	20,114,937	6,524,268
Vodafone Qatar QSC	24,307,281	12,103,331
		626,063,578
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,526
Alrosa PJSC(a)(d)	22,555,750	2,766
Credit Bank of Moscow PJSC(a)(d)	131,641,331	16,142
Detsky Mir PJSC(a)(b)(d)	5,639,776	692
Federal Grid Co. Unified Energy System PJSC(a)(d)	2,175,770,000	267
Gazprom PJSC(d)	101,307,770	12,423
Globaltrans Investment PLC, GDR(a)(d)(e)	1,523,220	187
Inter RAO UES PJSC(d)	270,997,905	33,231
LSR Group PJSC(a)(d)	498,324	61
LUKOIL PJSC(d)	3,545,225	435
Magnit PJSC(a)(d)	582,606	71
Magnit PJSC, GDR(d)(e)	2	—
MMC Norilsk Nickel PJSC(d)	542,170	66
Mobile TeleSystems PJSC(d)	7,617,292	934
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,511
Novatek PJSC(d)	7,792,960	956
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,565
OGK-2 PJSC(d)	319,608,000	39,192
Ozon Holdings PLC, ADR(a)(d)	453,223	56
PhosAgro PJSC(d)	409,067	50
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(d)	7,905	79
Polymetal International PLC(a)(d)	3,035,664	372
Polyus PJSC(a)(d)	290,787	36
Ros Agro PLC, GDR(a)(d)(e)	300,309	37
Rosneft Oil Co. PJSC(d)	9,721,202	1,192
Rostelecom PJSC(d)	8,098,021	993
Sberbank of Russia PJSC(d)	91,862,230	11,264
Segezha Group PJSC(b)(d)	34,454,100	4,225
Severstal PAO(a)(d)	1,835,503	225
Sistema PJSFC(a)(d)	30,748,700	3,770
Sovcomflot PJSC(a)(d)	4,464,400	547
Surgutneftegas PJSC(d)	60,550,132	7,425
Tatneft PJSC(d)	11,775,415	1,444
TCS Group Holding PLC, GDR(a)(d)(e)	1,042,828	128
Unipro PJSC(a)(d)	160,829,082	19,721

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
United Co. RUSAL International PJSC(a)(d)	26,465,860	$3,245
VK Co. Ltd.(a)(d)	956,753	117
VTB Bank PJSC(a)(d)	25,685,534,000	3,150
X5 Retail Group NV, GDR(a)(d)	1,023,928	126
Yandex NV, Class A(a)(d)	2,640,123	324
		170,551
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	431,566	15,640,924
ACWA Power Co.	736,068	29,269,696
Advanced Petrochemical Co.	1,245,784	14,491,913
Al Hammadi Holding.	1,021,251	13,957,216
Al Masane Al Kobra Mining Co.	367,674	7,632,635
Al Moammar Information Systems Co.	173,927	6,352,206
Al Rajhi Bank	17,917,064	337,551,075
Aldrees Petroleum and Transport Services Co.	559,977	16,049,931
Alinma Bank	9,152,169	79,610,448
Almarai Co. JSC	2,275,086	33,200,376
Alujain Corp.	557,570	6,079,927
Arab National Bank	5,774,703	39,153,276
Arabian Cement Co./Saudi Arabia	738,998	7,399,609
Arabian Contracting Services Co.	215,249	8,205,164
Arabian Internet & Communications Services Co.	247,818	19,414,997
Arriyadh Development Co.	1,405,586	7,587,380
Astra Industrial Group	382,719	7,367,045
Bank AlBilad	4,543,686	45,062,309
Bank Al-Jazira	3,673,047	17,175,181
Banque Saudi Fransi	5,631,898	59,758,848
Bupa Arabia for Cooperative Insurance Co.	745,591	33,395,352
City Cement Co.	949,120	5,997,201
Co. for Cooperative Insurance (The)(a)	614,832	18,654,122
Dallah Healthcare Co.	334,430	14,506,504
Dar Al Arkan Real Estate Development Co.(a)	4,845,779	19,905,703
Dr Sulaiman Al Habib Medical Services Group Co.	800,908	57,026,341
Eastern Province Cement Co.	667,283	7,824,066
Elm Co.	226,068	27,041,310
Emaar Economic City(a)	4,155,201	10,919,822
Etihad Etisalat Co.	3,526,698	40,423,325
Fawaz Abdulaziz Al Hokair & Co.(a)	525,621	2,201,832
Herfy Food Services Co.	364,917	3,394,078
Jarir Marketing Co.	5,395,440	25,313,298
Leejam Sports Co. JSC	313,063	9,847,510
Methanol Chemicals Co.(a)	464,110	3,143,338
Middle East Healthcare Co.(a)	436,744	6,861,098
Middle East Paper Co.	488,906	4,429,794
Mobile Telecommunications Co.(a)	3,944,259	14,493,209
Mouwasat Medical Services Co.	481,073	28,850,894
Nahdi Medical Co.	402,787	18,273,002
National Agriculture Development Co. (The)(a)	774,380	6,935,834
National Gas & Industrialization Co.	415,271	6,781,799
National Industrialization Co.(a)	3,154,425	12,336,863
National Medical Care Co.	315,862	9,280,152
Qassim Cement Co. (The)	547,614	10,716,345
Rabigh Refining & Petrochemical Co.(a)	3,974,218	11,649,287
Riyad Bank	12,959,185	113,124,681
SABIC Agri-Nutrients Co.	2,051,595	68,275,510
Sahara International Petrochemical Co.	3,470,023	32,869,814
Saudi Airlines Catering Co.	589,652	13,738,311
Saudi Arabian Mining Co.(a)	7,931,665	131,305,517
Saudi Arabian Oil Co.(b)	23,978,325	201,267,839
Saudi Aramco Base Oil Co.	307,479	10,984,906
Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	8,216,676	$193,066,610
Saudi British Bank (The)	8,721,663	85,990,047
Saudi Cement Co.	697,844	10,918,677
Saudi Ceramic Co.	451,258	3,809,755
Saudi Electricity Co.	7,653,716	44,030,117
Saudi Ground Services Co.(a)	1,168,778	10,102,001
Saudi Industrial Investment Group	2,952,603	19,376,768
Saudi Investment Bank (The)	4,344,394	19,501,516
Saudi Kayan Petrochemical Co.(a)	6,950,280	23,652,858
Saudi National Bank (The)	26,938,771	264,946,231
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	830,686	8,416,261
Saudi Real Estate Co.(a)	1,894,901	7,059,485
Saudi Research & Media Group(a)	359,334	18,008,013
Saudi Tadawul Group Holding Co.	441,475	18,849,492
Saudi Telecom Co.	17,535,071	202,245,230
Saudia Dairy & Foodstuff Co.	203,872	16,675,890
Savola Group (The)	2,275,895	21,783,429
Seera Group Holding(a)	2,025,875	13,842,918
Southern Province Cement Co.	658,140	9,275,944
Theeb Rent A Car Co.	279,703	5,657,887
United Electronics Co.	539,082	10,420,029
United International Transportation Co.	386,304	6,794,849
Yamama Cement Co.	1,309,173	11,762,592
Yanbu Cement Co.	998,660	10,899,826
Yanbu National Petrochemical Co.	2,319,916	26,230,222
		2,816,045,460
South Africa — 3.0%
Absa Group Ltd.	7,658,325	59,922,375
Adcock Ingram Holdings Ltd.	783,297	2,025,897
AECI Ltd.	1,363,884	5,814,858
African Rainbow Minerals Ltd.	1,082,088	11,318,195
Anglo American Platinum Ltd.	553,201	31,823,688
AngloGold Ashanti Ltd.	3,824,408	93,106,214
Aspen Pharmacare Holdings Ltd.	3,396,182	29,541,273
Astral Foods Ltd.	500,608	3,613,644
AVI Ltd.	2,471,187	7,782,587
Barloworld Ltd.	1,581,177	6,673,118
Bid Corp. Ltd.	3,093,346	65,888,368
Bidvest Group Ltd. (The)	2,612,087	31,503,342
Capitec Bank Holdings Ltd.	781,814	53,525,142
Clicks Group Ltd.	2,264,523	26,930,239
Coronation Fund Managers Ltd.	2,947,986	4,704,818
DataTec Ltd.	2,136,141	4,119,807
Dis-Chem Pharmacies Ltd.(b)	3,875,430	4,312,652
Discovery Ltd.(a)	4,668,559	31,353,776
DRDGOLD Ltd.	5,207,651	5,838,194
Equites Property Fund Ltd.	7,590,508	4,619,263
Exxaro Resources Ltd.	2,284,843	18,560,312
FirstRand Ltd.	44,766,464	137,281,874
Fortress REIT Ltd., Series A(a)	12,672,278	8,244,349
Foschini Group Ltd. (The)	2,981,739	12,678,496
Gold Fields Ltd.	8,159,679	123,712,750
Grindrod Ltd.	2,733,478	1,251,768
Growthpoint Properties Ltd.	33,737,570	20,000,872
Harmony Gold Mining Co. Ltd.	5,201,157	24,608,397
Impala Platinum Holdings Ltd.	7,853,454	63,055,521
Investec Ltd.	2,840,419	14,309,590
JSE Ltd.	1,074,575	4,967,390
KAP Ltd.	29,987,035	3,376,036

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Kumba Iron Ore Ltd.	588,227	$12,933,163
Life Healthcare Group Holdings Ltd.	12,477,108	11,832,490
Momentum Metropolitan Holdings	10,482,267	8,983,851
Motus Holdings Ltd.	1,545,055	7,090,309
Mr. Price Group Ltd.	2,216,526	13,946,339
MTN Group Ltd.	15,403,153	95,275,947
MultiChoice Group	3,260,598	16,218,039
Naspers Ltd., Class N	1,796,310	270,979,438
Nedbank Group Ltd.	4,097,022	43,252,086
NEPI Rockcastle NV	4,061,092	23,198,296
Netcare Ltd.	10,270,856	7,146,302
Ninety One Ltd.	2,119,322	4,294,801
Northam Platinum Holdings Ltd.(a)	3,218,916	26,497,341
Oceana Group Ltd.	799,025	2,930,890
Old Mutual Ltd.	45,023,293	24,362,525
Omnia Holdings Ltd.	1,392,363	4,040,368
OUTsurance Group Ltd., NVS	6,652,867	10,678,326
Pepkor Holdings Ltd.(b)	13,861,785	9,918,975
Pick n Pay Stores Ltd.	3,247,566	5,209,281
PSG Konsult Ltd.	5,541,414	3,226,139
Redefine Properties Ltd.	57,839,574	9,139,980
Reinet Investments SCA	1,329,450	26,294,035
Remgro Ltd.	4,701,470	31,286,308
Resilient REIT Ltd.	4,071,824	8,259,802
Reunert Ltd.	1,949,664	5,545,821
Royal Bafokeng Platinum Ltd.	937,257	6,464,251
Sanlam Ltd.	16,166,944	42,551,602
Santam Ltd.	225,361	2,992,419
Sappi Ltd.(c)	5,215,272	11,542,033
Sasol Ltd.	5,161,895	60,357,800
Shoprite Holdings Ltd.	4,521,683	44,832,875
Sibanye Stillwater Ltd.	25,534,211	45,115,739
SPAR Group Ltd. (The)	1,585,742	8,514,418
Standard Bank Group Ltd.	12,063,668	92,763,364
Super Group Ltd./South Africa	4,302,761	6,657,483
Telkom SA SOC Ltd.(a)	3,161,019	4,398,589
Thungela Resources Ltd.	1,185,696	8,230,485
Tiger Brands Ltd.	1,434,367	10,935,923
Transaction Capital Ltd.	5,826,282	2,035,782
Truworths International Ltd.	3,229,413	7,803,818
Vodacom Group Ltd.	5,646,729	31,605,932
Vukile Property Fund Ltd.	10,464,383	6,580,455
Wilson Bayly Holmes-Ovcon Ltd.(a)	686,928	3,317,111
Woolworths Holdings Ltd	9,098,940	27,485,036
		2,023,190,772
South Korea — 12.3%
ABLBio Inc.(a)(c)	357,303	6,287,369
Advanced Nano Products Co. Ltd.(c)	83,195	8,369,903
AfreecaTV Co. Ltd.	89,111	5,042,701
Ahnlab Inc.(c)	65,532	3,110,519
Alteogen Inc.(a)	334,758	12,725,074
Amorepacific Corp.(c)	259,192	20,392,710
Amorepacific Group	261,145	5,713,646
Ananti Inc.(a)(c)	919,904	4,252,791
Asiana Airlines Inc.(a)	416,950	3,864,459
BGF retail Co. Ltd.	72,846	10,461,269
BH Co. Ltd.(c)	281,227	5,305,519
Bioneer Corp.(a)(c)	222,693	8,972,805
BNK Financial Group Inc.	2,078,354	10,503,883
Boryung(c)	360,642	2,403,692
Security	Shares	Value

South Korea (continued)
Bukwang Pharmaceutical Co. Ltd.(a)	453,585	$2,626,946
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	1,389,335
Celltrion Healthcare Co. Ltd.	924,668	51,475,722
Celltrion Inc.(c)	966,976	124,603,589
Celltrion Pharm Inc.(a)(c)	166,693	10,686,764
Chabiotech Co. Ltd.(a)(c)	591,952	6,803,850
Cheil Worldwide Inc.	506,245	6,990,831
Chong Kun Dang Pharmaceutical Corp.(c)	79,288	5,259,188
Chunbo Co. Ltd.(c)	48,264	6,884,705
CJ CGV Co. Ltd.(a)	270,370	3,172,845
CJ CheilJedang Corp.	69,243	16,162,031
CJ Corp.	119,192	7,951,065
CJ ENM Co. Ltd.(a)	97,314	5,561,578
CJ Logistics Corp.(c)	88,740	5,451,633
Com2uSCorp.(c)	96,801	4,854,195
Cosmax Inc.(a)(c)	92,996	5,564,603
CosmoAM&T Co. Ltd.(a)(c)	211,663	28,417,735
Cosmochemical Co. Ltd.(a)(c)	239,101	8,884,963
Coway Co. Ltd.	454,762	16,495,868
Creative & Innovative System(a)(c)	541,673	4,882,885
CS Wind Corp.(c)	227,581	13,538,257
Cuckoo Holdings Co. Ltd.	55,008	631,453
Cuckoo Homesys Co. Ltd.	71,844	1,347,707
Daeduck Electronics Co. Ltd./New(c)	379,687	7,244,115
Daejoo Electronic Materials Co. Ltd.(c)	125,107	8,908,358
Daesang Corp.(c)	272,140	3,821,587
Daewoo Engineering & Construction Co. Ltd.(a)	1,921,669	6,208,549
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	414,766	8,860,632
Daewoong Co. Ltd.(c)	204,307	2,254,530
Daewoong Pharmaceutical Co. Ltd.	54,649	4,552,606
Daishin Securities Co. Ltd.	438,296	4,436,983
Danal Co. Ltd.(a)(c)	679,403	2,186,574
Daou Technology Inc.	317,146	4,579,930
Dawonsys Co. Ltd.(a)(c)	317,148	3,750,541
DB HiTek Co. Ltd.(c)	303,939	13,784,917
DB Insurance Co. Ltd.	424,553	23,697,910
Dentium Co. Ltd.	66,213	7,905,616
Devsisters Co. Ltd.(a)	78,695	2,929,921
DGB Financial Group Inc.	1,451,000	7,661,636
DL E&C Co. Ltd.	272,704	7,450,117
DL Holdings Co. Ltd.(c)	118,334	4,078,587
Dong-A Socio Holdings Co. Ltd.	42,147	2,647,828
Dong-A ST Co. Ltd.(c)	81,626	3,368,975
Dongjin Semichem Co. Ltd.	318,776	9,188,612
DongKook Pharmaceutical Co. Ltd.(c)	316,106	3,697,924
Dongkuk Steel Mill Co. Ltd.	700,251	6,006,263
Dongsuh Companies Inc.	327,939	5,026,516
Dongwon F&B Co. Ltd.	59,970	1,419,450
Dongwon Industries Co. Ltd.	37,076	1,277,703
Doosan Bobcat Inc.	472,428	19,004,381
Doosan Co. Ltd.(c)	67,581	4,946,391
Doosan Enerbility Co. Ltd.(a)(c)	3,940,836	47,639,039
Doosan Fuel Cell Co. Ltd.(a)(c)	399,840	9,266,668
DoubleUGames Co. Ltd.	109,395	3,662,140
Douzone Bizon Co. Ltd.	212,463	4,967,615
Duk San Neolux Co. Ltd.(a)(c)	138,908	4,788,662
Echo Marketing Inc.	214,475	1,812,441
Ecopro BM Co. Ltd.(c)	447,713	83,638,919
Ecopro Co. Ltd.(c)	178,333	75,438,748

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Ecopro HN Co. Ltd.(c)	130,243	$6,088,327
E-MART Inc.	146,502	9,302,857
Enchem Co. Ltd.(a)(c)	94,672	5,171,117
Eo Technics Co. Ltd.(c)	99,781	6,937,985
Eoflow Co. Ltd.(a)	137,689	2,966,966
Eugene Technology Co. Ltd.(c)	192,362	4,494,806
F&F Co. Ltd./New(c)	154,703	15,065,109
Fila Holdings Corp.(c)	441,006	12,071,160
Foosung Co. Ltd.(c)	534,158	5,487,862
GC Cell Corp.(c)	117,005	4,078,690
GemVax & Kael Co. Ltd.(a)(c)	368,906	4,369,161
Geneone Life Science Inc.(a)	725,734	2,731,267
Genexine Inc.(a)(c)	352,918	3,322,782
Geolit Energy Co. Ltd.	66,950	593,710
GOLFZON Co. Ltd.(c)	49,194	4,152,483
Grand Korea Leisure Co. Ltd.(a)	425,555	6,257,616
Green Cross Corp.	56,336	5,336,347
Green Cross Holdings Corp.(c)	214,962	2,507,879
GS Engineering & Construction Corp.(c)	412,905	6,444,932
GS Holdings Corp.	357,325	10,367,019
GS Retail Co. Ltd.	342,157	6,407,102
HAESUNG DS Co. Ltd.	113,065	4,307,639
Hana Financial Group Inc.	2,666,319	83,175,596
Hana Materials Inc.(c)	72,233	2,503,933
Hana Micron Inc.(c)	360,950	4,594,917
Hana Tour Service Inc.(a)(c)	151,908	6,246,576
Hanall Biopharma Co. Ltd.(a)(c)	354,475	5,884,835
Handsome Co. Ltd.	147,060	2,559,236
Hanil Cement Co. Ltd./New	273,202	2,646,976
Hankook & Co. Co. Ltd.(c)	289,511	2,617,666
Hankook Tire & Technology Co. Ltd.	657,003	17,060,639
Hanmi Pharm Co. Ltd.	60,726	13,362,363
Hanmi Semiconductor Co. Ltd.	439,341	8,754,569
Hanon Systems	1,760,043	12,430,917
Hansae Co. Ltd.	213,617	2,558,077
Hansol Chemical Co. Ltd.(c)	83,403	14,535,522
Hanssem Co. Ltd.(c)	99,718	3,415,735
Hanwha Aerospace Co. Ltd.(c)	339,102	27,056,514
Hanwha Corp.	349,287	8,023,303
Hanwha Galleria Co. Ltd.(a)	1,270,024	1,581,729
Hanwha Investment & Securities Co. Ltd.(a)	1,162,775	2,389,608
Hanwha Life Insurance Co. Ltd.(a)(c)	3,382,005	6,428,520
Hanwha Solutions Corp.(a)	936,163	31,511,932
Hanwha Systems Co. Ltd.(c)	775,539	8,214,731
HD Hyundai Co. Ltd.	409,912	17,641,483
HD Hyundai Construction Equipment Co. Ltd.	147,277	6,621,488
HD Hyundai Electric Co. Ltd.	227,853	8,380,346
HD Hyundai Energy Solutions Co. Ltd.	63,296	1,959,436
HD Hyundai Heavy Industries Co. Ltd.(a)(c)	174,683	15,267,953
HD Hyundai Infracore Co. Ltd.(c)	1,196,184	8,564,236
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	367,016	26,608,863
HDC Hyundai Development Co-Engineering & Construction, Class E	418,182	3,946,556
Helixmith Co. Ltd.(a)(c)	392,714	2,451,230
Hite Jinro Co. Ltd.(c)	360,343	6,212,607
HK inno N Corp.(c)	82,088	2,079,842
HL Mando Co. Ltd.(c)	297,377	10,789,332
HLB Inc.(a)(c)	1,039,026	28,967,819
HLB Life Science Co. Ltd.(a)(c)	924,000	7,816,191
Security	Shares	Value

South Korea (continued)
HMM Co. Ltd.(c)	2,273,291	$30,364,501
Hotel Shilla Co. Ltd.	271,125	15,769,442
HPSP Co. Ltd.	45,070	927,038
Hugel Inc.(a)(c)	71,307	5,846,226
Humasis Co. Ltd.(a)(c)	1,330,751	2,914,417
Hwaseung Enterprise Co. Ltd.(c)	246,689	1,332,005
HYBE Co. Ltd.(a)	171,954	35,439,368
Hydro Lithium Inc.	47,118	1,237,191
Hyosung Advanced Materials Corp.(c)	24,632	8,265,027
Hyosung Corp.	102,166	5,024,357
Hyosung TNC Corp.(c)	25,304	7,247,850
Hyundai Autoever Corp.	83,951	7,959,817
Hyundai Bioscience Co. Ltd.(a)(c)	363,825	6,061,970
Hyundai Department Store Co. Ltd.	151,251	5,816,962
Hyundai Elevator Co. Ltd.(c)	283,307	8,928,526
Hyundai Engineering & Construction Co. Ltd.	688,580	19,839,538
Hyundai Feed Inc.(a)	37,162	831,578
Hyundai Glovis Co. Ltd.	168,065	21,381,750
Hyundai Green Food, NVS(c)	266,692	2,365,014
Hyundai Greenfood Co. Ltd.	249,440	677,840
Hyundai Home Shopping Network Corp.	62,448	2,187,609
Hyundai Marine & Fire Insurance Co. Ltd.	503,604	12,452,485
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	222,347	12,478,663
Hyundai Mobis Co. Ltd.	552,600	92,765,648
Hyundai Motor Co.	1,252,337	188,446,973
Hyundai Rotem Co. Ltd.(a)	686,469	15,988,984
Hyundai Steel Co.	774,143	19,007,363
Hyundai Wia Corp.(c)	169,990	7,847,263
Il Dong Pharmaceutical Co. Ltd.(a)	158,724	2,318,344
Iljin Hysolus Co. Ltd.(a)(c)	91,760	2,120,690
Industrial Bank of Korea	1,976,943	15,199,006
Innocean Worldwide Inc.	98,990	2,911,272
Innox Advanced Materials Co. Ltd.(c)	156,563	4,730,580
Intellian Technologies Inc.(c)	70,496	3,600,621
INTOPS Co. Ltd.(c)	116,356	3,096,967
IS Dongseo Co. Ltd.(a)(c)	170,805	4,746,603
ISU Chemical Co. Ltd.	158,837	3,216,800
ISU Specialty Chemical	38,974	3,168,427
ITM Semiconductor Co. Ltd.(a)(c)	98,718	1,839,361
JB Financial Group Co. Ltd.(c)	1,341,760	8,583,928
Jeju Air Co. Ltd.(a)	358,152	3,657,873
Jusung Engineering Co. Ltd.(c)	389,601	4,900,322
JW Pharmaceutical Corp.	207,305	3,613,249
JYP Entertainment Corp.	284,825	26,143,735
Kakao Corp.	2,848,627	120,531,663
Kakao Games Corp.(a)	309,411	9,045,844
Kakao Pay Corp.(a)	240,827	10,888,772
KakaoBank Corp.(c)	1,440,536	28,412,273
Kangwon Land Inc.	743,725	10,208,659
KB Financial Group Inc.	3,497,185	126,112,341
KCC Corp.	44,851	7,037,668
KCC Glass Corp.	111,069	3,601,387
KEPCO Engineering & Construction Co. Inc.(c)	138,391	6,948,528
KEPCO Plant Service & Engineering Co. Ltd.	244,726	6,261,562
Kia Corp.	2,385,849	154,139,365
KIWOOM Securities Co. Ltd.	119,320	8,432,189
KMW Co. Ltd.(a)(c)	278,875	3,904,653
Koh Young Technology Inc.	584,077	6,074,931
Kolmar BNH Co. Ltd.(c)	136,823	2,173,323
Kolmar Korea Co. Ltd.(c)	165,706	4,687,455

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Kolon Industries Inc.	181,988	$5,860,474
Komipharm International Co. Ltd.(a)(c)	437,546	2,512,737
Korea Aerospace Industries Ltd.	683,672	26,513,911
Korea Electric Power Corp.(a)	2,310,181	33,232,562
Korea Investment Holdings Co. Ltd.	328,074	13,690,708
Korea Line Corp.(a)	1,803,878	2,541,065
Korea Petrochemical Ind Co. Ltd.(c)	36,599	3,739,290
Korea Zinc Co. Ltd.	72,793	26,348,085
Korean Air Lines Co. Ltd.	1,598,181	26,569,750
Korean Reinsurance Co.	1,099,616	5,841,099
Krafton Inc.(a)	262,198	37,331,605
KT Corp.	294,720	7,006,848
KT&G Corp.	931,981	58,702,278
Kum Yang Co. Ltd.(a)(c)	305,189	11,094,347
Kumho Petrochemical Co. Ltd.	149,954	14,325,888
Kumho Tire Co. Inc.(a)(c)	1,105,885	3,919,612
Kyung Dong Navien Co. Ltd.	82,064	2,537,498
L&C Bio Co. Ltd.(c)	212,642	5,469,897
L&F Co. Ltd.(c)	228,566	46,284,731
Lake Materials Co. Ltd.(a)	183,145	2,073,964
LEENO Industrial Inc.	83,349	8,135,324
LegoChem Biosciences Inc.(a)(c)	269,646	8,380,023
LF Corp.	218,790	2,703,123
LG Chem Ltd.	446,978	232,951,030
LG Corp.	814,103	52,798,372
LG Display Co. Ltd.(a)(c)	2,077,407	24,611,482
LG Electronics Inc.	954,205	88,176,491
LG Energy Solution(a)(c)	318,678	143,605,109
LG H&H Co. Ltd.	82,616	32,761,029
LG Innotek Co. Ltd.	130,456	30,121,487
LG Uplus Corp.	1,433,766	12,139,593
LIG Nex1 Co. Ltd.(c)	136,180	8,112,459
Lotte Chemical Corp.	177,524	22,270,488
Lotte Chilsung Beverage Co. Ltd.(c)	45,798	4,829,188
Lotte Energy Materials Corp.(c)	216,362	9,327,183
Lotte Fine Chemical Co. Ltd.	174,455	7,718,132
LOTTE Reit Co. Ltd.	1,965,418	5,793,473
Lotte Rental Co. Ltd.	99,785	2,091,771
Lotte Shopping Co. Ltd.(c)	108,278	6,517,790
Lotte Tour Development Co. Ltd.(a)(c)	587,493	4,884,008
Lotte Wellfood Co. Ltd.(c)	26,961	2,152,911
LS Corp.(c)	169,249	10,461,871
LS Electric Co. Ltd.(c)	193,889	9,301,800
Lunit Inc.(a)	46,527	2,937,625
Lutronic Corp.(c)	238,644	4,846,700
LX Holdings Corp.(c)	534,133	3,294,364
LX International Corp.	298,017	6,773,571
LX Semicon Co. Ltd.(c)	109,315	9,550,446
Mcnex Co. Ltd.	147,550	3,613,331
MedPacto Inc.(a)(c)	154,235	2,550,655
Medytox Inc.(c)	52,681	9,758,550
MegaStudyEdu Co. Ltd.(c)	103,569	4,954,496
Meritz Financial Group Inc.	977,193	33,132,672
Mirae Asset Securities Co. Ltd.	1,976,617	10,862,078
MNTech Co. Ltd.	77,533	1,457,486
Myoung Shin Industrial Co. Ltd.(a)(c)	355,817	5,995,648
Namhae Chemical Corp.	288,944	1,889,419
Nanomedics Co. Ltd.(a)	175,418	1,578,068
Naturecell Co. Ltd.(a)(c)	558,216	4,323,358
NAVER Corp.	1,198,971	179,976,609
Security	Shares	Value

South Korea (continued)
NCSoft Corp.	135,011	$32,637,171
Neowiz Games Corp.(a)	143,221	5,391,507
NEPES Corp.(a)(c)	227,167	3,406,257
Netmarble Corp.(a)(b)	164,028	6,913,271
Nexen Tire Corp.	333,705	2,064,912
Nexon Games Co. Ltd.(a)(c)	295,901	4,563,159
NH Investment & Securities Co. Ltd.	944,975	7,110,415
NHN Corp.(a)	198,063	3,911,315
NHN KCP Corp.(c)	366,162	3,068,336
NICE Holdings Co. Ltd.	271,193	2,490,561
NICE Information Service Co. Ltd.(c)	398,981	3,176,513
NKMax Co. Ltd.(a)(c)	410,138	4,224,452
NongShim Co. Ltd.(c)	34,789	11,503,901
OCI Co. Ltd.	55,093	5,998,070
OCI Holdings Co. Ltd.	121,590	7,881,092
Orion Corp./Republic of Korea	221,637	21,566,669
Orion Holdings Corp.(c)	268,851	3,085,152
Oscotec Inc.(a)(c)	327,885	5,827,885
Ottogi Corp.(c)	15,839	5,301,765
Pan Ocean Co. Ltd.	2,360,523	8,377,395
Paradise Co. Ltd.(a)(c)	518,452	5,603,924
Park Systems Corp.(c)	53,507	6,622,876
Partron Co. Ltd.	499,927	3,427,664
Pearl Abyss Corp.(a)(c)	247,533	9,301,367
People & Technology Inc.(c)	208,795	8,223,742
PharmaResearch Co. Ltd.(c)	71,190	6,153,395
Pharmicell Co. Ltd.(a)	607,811	4,046,572
PI Advanced Materials Co. Ltd.(c)	177,389	4,449,755
Poongsan Corp.(c)	293,167	8,655,160
Posco DX Co. Ltd.(c)	644,522	5,562,734
POSCO Future M Co. Ltd.(c)	279,602	73,641,089
POSCO Holdings Inc.	652,356	176,767,543
Posco International Corp.(c)	488,373	11,065,839
PSK Inc.(c)	187,584	3,023,237
Rainbow Robotics(a)(c)	83,743	6,514,571
RFHIC Corp.(c)	196,420	3,442,310
S&S Tech Corp.(c)	203,360	8,457,006
S-1 Corp.	146,979	6,016,143
Sam Chun Dang Pharm Co. Ltd.(a)(c)	156,308	7,283,046
Sam Kang M&T Co. Ltd.(a)(c)	410,501	6,026,270
Samchully Co. Ltd.	20,343	1,873,314
Samsung Biologics Co. Ltd.(a)(b)	163,056	96,220,440
Samsung C&T Corp.	741,881	61,796,236
Samsung Electro-Mechanics Co. Ltd.	483,512	53,661,779
Samsung Electronics Co. Ltd.	43,147,215	2,314,868,061
Samsung Engineering Co. Ltd.(a)	1,449,362	30,885,690
Samsung Fire & Marine Insurance Co. Ltd.	276,750	47,005,954
Samsung Heavy Industries Co. Ltd.(a)	5,659,134	26,091,872
Samsung Life Insurance Co. Ltd.	720,116	35,972,286
Samsung SDI Co. Ltd.	498,744	269,421,235
Samsung SDS Co. Ltd.	296,266	27,735,751
Samsung Securities Co. Ltd.	479,022	13,257,511
Samyang Foods Co. Ltd.(c)	46,934	3,826,460
Samyang Holdings Corp.	44,689	2,374,594
SD Biosensor Inc.(c)	341,194	4,344,503
Sebang Co. Ltd.	101,454	1,122,221
Sebang Global Battery Co. Ltd.(c)	68,110	2,494,309
Seegene Inc.	349,088	6,381,843
Seobu T&D(c)	511,001	2,926,126
Seojin System Co. Ltd.(a)(c)	306,036	3,817,974

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Seoul Semiconductor Co. Ltd.(c)	468,176	$4,332,649
SFA Engineering Corp.(c)	210,678	6,262,826
SFA Semicon Co. Ltd.(a)(c)	945,198	4,037,439
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	321,242	4,062,210
Shinhan Financial Group Co. Ltd.	3,869,997	101,964,282
Shinsegae Inc.(c)	56,715	8,444,657
Shinsegae International Inc.(c)	157,277	2,136,178
SIMMTECH Co. Ltd.(c)	226,675	5,316,808
SK Biopharmaceuticals Co. Ltd.(a)	262,895	14,553,851
SK Bioscience Co. Ltd.(a)(c)	222,443	13,821,786
SK Chemicals Co. Ltd.	112,094	6,329,899
SK D&D Co. Ltd.	80,645	1,255,372
SK Discovery Co. Ltd.	97,764	2,593,696
SK Gas Ltd.	39,317	3,721,873
SK Hynix Inc.	4,937,942	402,705,879
SK IE Technology Co. Ltd.(a)(b)(c)	219,524	14,638,638
SK Inc.	319,653	40,408,429
SK Innovation Co. Ltd.(a)	501,599	71,396,017
SK Networks Co. Ltd.(c)	1,564,007	5,701,308
SK Square Co. Ltd.(a)	899,045	31,268,669
SKC Co. Ltd.(c)	164,419	11,749,988
SL Corp.(c)	166,026	4,504,781
SM Entertainment Co. Ltd.(c)	117,050	9,651,239
SNT Motiv Co. Ltd.	96,153	3,717,227
S-Oil Corp.	368,266	20,013,512
SOLUM Co. Ltd.(a)	473,701	9,015,191
Solus Advanced Materials Co. Ltd.	173,334	5,131,037
Soulbrain Co. Ltd.(c)	45,862	7,961,005
SPG Co. Ltd.	87,427	2,219,845
ST Pharm Co. Ltd.	109,447	7,096,592
STCUBE(a)(c)	467,448	7,384,013
Studio Dragon Corp.(a)(c)	124,516	6,070,399
Sungwoo Hitech Co. Ltd.	292,688	2,249,326
Taihan Electric Wire Co. Ltd.(a)	566,074	6,075,250
TCC Steel.	52,797	1,382,329
Tera Resource Co. Ltd.(a)(d)	49,111	—
TKG Huchems Co. Ltd.	240,176	4,073,090
Tokai Carbon Korea Co. Ltd.(c)	55,096	4,378,496
Tongyang Life Insurance Co. Ltd.(a)	633,193	1,789,442
TY Holdings Co. Ltd./Korea	242,555	1,894,305
Unid Co. Ltd.	36,631	1,672,613
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	115,901	3,451,490
Webzen Inc.	156,475	1,758,180
Wemade Co. Ltd.(c)	200,282	7,150,524
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(c)	288,116	6,975,789
Wonik QnC Corp.(c)	193,857	3,790,283
Woori Financial Group Inc.	4,902,641	44,205,886
Woori Investment Bank Co. Ltd.(c)	3,781,847	2,115,622
Wysiwyg Studious Co. Ltd.(a)(c)	1,271,247	3,447,881
YG Entertainment Inc.(c)	132,860	9,390,678
Youlchon Chemical Co. Ltd.(c)	125,108	3,350,674
Youngone Corp.(c)	227,350	7,700,691
Youngone Holdings Co. Ltd.	67,950	3,439,338
Yuanta Securities Korea Co. Ltd.	1,123,259	2,386,524
Yuhan Corp.	481,351	21,518,961
Yungjin Pharmaceutical Co. Ltd.(a)	1,039,725	2,188,962
Yunsung F&C Co. Ltd.	11,637	1,359,002
Zinus Inc.(c)	122,228	2,778,795
		8,405,982,551
Security	Shares	Value

Taiwan — 16.7%
AcBel Polytech Inc.(c)	6,319,000	$9,227,705
Accton Technology Corp.(c)	4,614,000	52,903,120
Acer Inc.(c)	26,870,872	26,932,809
Actron Technology Corp.(c)	592,000	3,345,250
ADATA Technology Co. Ltd.	2,853,820	8,276,272
Adimmune Corp.(a)(c)	3,463,000	4,363,212
Advanced Ceramic X Corp.(c)	444,000	3,015,801
Advanced Energy Solution Holding Co. Ltd.(c)	294,000	6,765,391
Advanced Wireless Semiconductor Co.(c)	1,617,000	4,353,851
Advantech Co. Ltd.(c)	3,549,110	46,908,868
Airtac International Group.	1,249,292	40,270,933
Alchip Technologies Ltd.(c)	654,000	35,029,900
Alexander Marine Co. Ltd.(c)	255,000	4,496,031
Allied Supreme Corp.(c)	400,000	3,816,164
Amazing Microelectronic Corp.(c)	888,448	3,217,796
Andes Technology Corp.(c)	398,000	6,464,051
AP Memory Technology Corp.(c)	891,000	9,816,124
Apex International Co. Ltd.(c)	1,327,000	2,714,111
Arcadyan Technology Corp.	1,810,391	6,808,001
Ardentec Corp.(c)	5,589,546	10,561,597
ASE Technology Holding Co. Ltd.(c)	28,603,222	103,359,193
Asia Cement Corp.	19,018,050	27,176,991
Asia Optical Co. Inc.(c)	2,925,000	6,222,424
Asia Pacific Telecom Co. Ltd.(a)	20,929,173	4,511,074
Asia Vital Components Co. Ltd.(c)	3,292,884	21,084,033
ASMedia Technology Inc.(c)	252,000	9,593,910
ASPEED Technology Inc.(c)	258,800	24,160,789
ASROCK Inc.(c)	556,000	2,856,714
Asustek Computer Inc.(c)	6,367,000	63,117,390
AUO Corp.(c)	59,313,400	33,927,205
AURAS Technology Co. Ltd.(c)	796,000	6,973,928
Bank of Kaohsiung Co. Ltd.(c)	23,884,720	9,593,067
BES Engineering Corp.(c)	19,623,000	7,305,823
Bizlink Holding Inc.(c)	1,121,869	10,072,464
Bora Pharmaceuticals Co. Ltd.	365,000	9,039,626
Brighton-Best International Taiwan Inc.(c)	5,079,000	5,847,896
Capital Securities Corp.	25,693,050	11,604,048
Career Technology MFG. Co. Ltd.(a)(c)	4,990,498	3,792,664
Catcher Technology Co. Ltd.	5,683,000	34,258,238
Cathay Financial Holding Co. Ltd.(c)	81,723,951	117,571,365
Cathay Real Estate Development Co. Ltd.(c)	8,813,900	4,730,416
Center Laboratories Inc.(c)	4,226,230	6,906,313
Century Iron & Steel Industrial Co. Ltd.(c)	1,830,000	6,483,458
Chailease Holding Co. Ltd.(c)	12,977,957	85,399,398
Chang Hwa Commercial Bank Ltd.	43,700,203	25,576,478
Charoen Pokphand Enterprise(c)	2,530,700	7,385,584
Cheng Loong Corp.(c)	8,335,000	8,606,244
Cheng Shin Rubber Industry Co. Ltd.(c)	14,423,650	18,272,590
Cheng Uei Precision Industry Co. Ltd.	4,255,000	5,762,848
Chicony Electronics Co. Ltd.(c)	4,215,787	14,534,908
Chicony Power Technology Co. Ltd.	1,220,000	3,330,557
Chief Telecom Inc.(c)	269,000	3,147,134
China Airlines Ltd.(c)	25,526,000	18,392,633
China Bills Finance Corp.(c)	16,839,000	8,436,335
China Development Financial Holding Corp.(c)	141,428,649	58,306,065
China General Plastics Corp.(c)	4,140,386	3,174,141
China Man-Made Fiber Corp.(a)(c)	18,733,574	4,914,377
China Metal Products(c)	4,797,146	5,441,023
China Motor Corp.(c)	2,761,800	8,605,497
China Petrochemical Development Corp.(c)	33,130,490	10,549,865

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Chemical Corp.(c)	1,507,000	$5,557,139
China Steel Corp.(c)	106,351,529	100,289,237
Chin-Poon Industrial Co. Ltd.	4,524,000	4,641,757
Chipbond Technology Corp.(c)	3,413,000	7,433,097
ChipMOS Technologies Inc.	4,703,000	6,029,425
Chlitina Holding Ltd.(c)	513,000	3,618,198
Chong Hong Construction Co. Ltd.(c)	1,724,122	4,448,843
Chroma ATE Inc.(c)	3,223,000	24,368,146
Chung Hung Steel Corp.	8,906,000	6,683,724
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,762,000	13,986,085
Chunghwa Precision Test Tech Co. Ltd.(c)	217,000	3,508,784
Chunghwa Telecom Co. Ltd.(c)	32,818,000	134,627,533
Cleanaway Co. Ltd.(c)	1,038,000	6,952,842
Clevo Co.(c)	5,055,175	5,392,735
Compal Electronics Inc.(c)	37,143,000	33,617,180
Compeq Manufacturing Co. Ltd.(c)	7,345,000	10,510,705
Continental Holdings Corp.(c)	5,625,600	5,603,275
Coretronic Corp.(c)	3,353,200	8,191,407
Co-Tech Development Corp.(c)	2,685,000	5,015,736
CSBC Corp. Taiwan(a)(c)	7,119,316	5,585,497
CTBC Financial Holding Co. Ltd.	157,458,599	124,322,448
CTCI Corp.(c)	5,504,000	7,312,613
Cub Elecparts Inc.(c)	738,076	4,203,808
Darfon Electronics Corp.(c)	3,123,000	4,768,688
Delta Electronics Inc.(c)	17,681,000	181,565,455
E Ink Holdings Inc.(c)	7,945,000	53,410,448
E.Sun Financial Holding Co. Ltd.(c)	120,300,317	101,264,134
Eclat Textile Co. Ltd.(c)	1,636,683	24,882,946
EirGenix Inc.(a)(c)	2,040,000	7,498,909
Elan Microelectronics Corp.(c)	2,248,100	7,450,991
Elite Material Co. Ltd.(c)	2,437,000	16,666,432
Elite Semiconductor Microelectronics Technology Inc.(c)	2,463,000	7,057,707
eMemory Technology Inc.	586,000	34,937,327
Ennoconn Corp.(c)	845,219	7,793,882
ENNOSTAR Inc.(c)	5,258,185	8,742,762
Episil Technologies Inc(c)	2,660,036	6,877,679
Episil-Precision Inc.(c)	1,170,077	2,412,517
Eternal Materials Co. Ltd.(c)	7,481,369	7,977,481
Etron Technology Inc.(c)	2,516,660	3,696,453
Eva Airways Corp.(c)	23,769,326	26,181,526
Evergreen International Storage & Transport Corp.(c)	4,986,000	4,432,525
Evergreen Marine Corp. Taiwan Ltd.(c)	9,047,979	44,903,235
Everlight Chemical Industrial Corp.(c)	6,270,781	4,107,422
Everlight Electronics Co. Ltd.(c)	3,831,000	5,883,806
Far Eastern Department Stores Ltd.	10,983,167	8,660,080
Far Eastern International Bank	35,138,441	12,794,327
Far Eastern New Century Corp.(c)	27,071,916	28,421,596
Far EasTone Telecommunications Co. Ltd.(c)	13,506,000	33,724,502
Faraday Technology Corp.(c)	1,874,000	10,406,939
Farglory Land Development Co. Ltd.(c)	2,797,782	5,705,286
Feng Hsin Steel Co. Ltd.	4,812,000	10,636,759
Feng TAY Enterprise Co. Ltd.	3,763,387	23,325,627
First Financial Holding Co. Ltd.	96,336,783	88,026,631
Fitipower Integrated Technology Inc.	1,223,161	6,303,907
FLEXium Interconnect Inc.(c)	2,245,616	7,198,284
FocalTech Systems Co. Ltd.(c)	1,885,000	5,196,202
Formosa Chemicals & Fibre Corp.	30,669,210	68,221,568
Formosa International Hotels Corp.(c)	810,000	7,537,651
Security	Shares	Value

Taiwan (continued)
Formosa Petrochemical Corp.(c)	9,395,000	$26,335,359
Formosa Plastics Corp.(c)	34,060,800	104,247,932
Formosa Sumco Technology Corp.(c)	773,000	4,159,002
Formosa Taffeta Co. Ltd.(c)	7,633,000	6,925,986
Fortune Electric Co. Ltd.	876,000	4,133,756
Foxconn Technology Co. Ltd.(c)	6,626,424	11,682,509
Foxsemicon Integrated Technology Inc.(c)	757,000	4,813,627
Fubon Financial Holding Co. Ltd.	65,930,323	130,200,337
Fulgent Sun International Holding Co. Ltd.(c)	1,509,221	6,170,360
Fusheng Precision Co. Ltd.(c)	1,137,000	7,759,040
General Interface Solution Holding Ltd.(c)	2,467,000	5,893,478
Genius Electronic Optical Co. Ltd.(c)	683,287	9,038,287
Getac Holdings Corp.(c)	5,169,000	11,610,859
Giant Manufacturing Co. Ltd.(c)	2,953,575	19,744,448
Gigabyte Technology Co. Ltd.(c)	4,598,000	27,819,066
Global Mixed Mode Technology Inc.	690,000	4,308,224
Global PMX Co. Ltd.(c)	524,000	2,270,903
Global Unichip Corp.	804,000	38,933,434
Globalwafers Co. Ltd.(c)	1,850,000	30,249,177
Gloria Material Technology Corp.(a)(c)	3,815,000	6,898,858
Gold Circuit Electronics Ltd.	3,259,800	12,893,789
Goldsun Building Materials Co. Ltd.	10,286,425	9,560,200
Gourmet Master Co. Ltd.(c)	1,129,471	5,467,186
Grand Pacific Petrochemical(c)	10,011,000	6,183,657
Grape King Bio Ltd.	1,283,000	7,324,428
Great Tree Pharmacy Co. Ltd.(c)	591,720	6,796,327
Great Wall Enterprise Co. Ltd.	5,969,412	10,180,355
Greatek Electronics Inc.	3,367,000	6,290,369
Gudeng Precision Industrial Co. Ltd.	680,356	7,975,525
Hannstar Board Corp.	3,455,000	4,732,825
HannStar Display Corp.(a)(c)	21,623,640	8,676,444
Highwealth Construction Corp.(c)	6,775,119	9,383,376
Hiwin Technologies Corp.(c)	2,485,498	19,351,944
Holtek Semiconductor Inc.(c)	1,921,000	4,387,164
Holy Stone Enterprise Co. Ltd.(c)	1,350,330	4,588,378
Hon Hai Precision Industry Co. Ltd.(c)	111,281,928	385,010,746
Hota Industrial Manufacturing Co. Ltd.(c)	2,629,261	6,157,145
Hotai Finance Co. Ltd.	1,851,000	7,823,641
Hotai Motor Co. Ltd.(c)	2,821,000	73,764,375
Hsin Kuang Steel Co. Ltd.(c)	2,955,000	4,597,599
HTC Corp.(a)(c)	6,263,000	12,539,674
Hu Lane Associate Inc.(c)	648,000	3,080,397
Hua Nan Financial Holdings Co. Ltd.	82,062,650	59,351,076
Huaku Development Co. Ltd.(c)	2,846,000	8,341,638
IBF Financial Holdings Co. Ltd.(c)	22,889,076	9,262,273
Innodisk Corp.(c)	1,060,484	11,546,797
Innolux Corp.(c)	80,288,973	36,262,707
International CSRC Investment Holdings Co.(c)	8,859,685	5,848,445
International Games System Co. Ltd.(c)	1,039,000	19,144,298
Inventec Corp.(c)	22,951,000	27,507,726
ITE Technology Inc.	1,733,000	6,300,017
ITEQ Corp.(c)	1,932,604	4,520,449
Jentech Precision Industrial Co. Ltd.(c)	733,670	14,226,368
Jinan Acetate Chemical Co. Ltd.(c)	371,000	6,350,709
Johnson Health Tech Co. Ltd.(c)	1,222,000	2,438,060
Kaori Heat Treatment Co. Ltd.	823,000	6,573,454
Kenda Rubber Industrial Co. Ltd.(c)	5,870,337	5,879,657
Kindom Development Co. Ltd.(c)	3,848,300	3,694,136
King Slide Works Co. Ltd.(c)	680,000	9,364,472
King Yuan Electronics Co. Ltd.(c)	8,178,000	14,332,144

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
King’s Town Bank Co. Ltd.(c)	6,651,000	$7,780,497
Kinik Co.(c)	1,248,000	4,584,085
Kinpo Electronics(c)	12,713,000	5,635,830
Kinsus Interconnect Technology Corp.(c)	2,432,000	9,190,643
LandMark Optoelectronics Corp.(c)	775,900	2,707,777
Largan Precision Co. Ltd.(c)	896,000	65,848,566
Lien Hwa Industrial Holdings Corp.(c)	9,070,048	18,357,762
Lite-On Technology Corp.	18,418,238	53,288,744
Longchen Paper & Packaging Co. Ltd.(c)	7,616,863	4,121,436
Lotes Co. Ltd.(c)	671,849	18,971,045
Lotus Pharmaceutical Co. Ltd.(c)	1,056,000	11,210,023
M31 Technology Corp.(c)	224,000	6,194,955
Macronix International Co. Ltd.(c)	14,294,554	15,466,846
Makalot Industrial Co. Ltd.(c)	1,740,510	12,321,835
Marketech International Corp.	1,173,000	5,014,404
MediaTek Inc.(c)	13,657,572	335,615,615
Medigen Vaccine Biologics Corp.(a)(c)	2,341,607	4,728,101
Mega Financial Holding Co. Ltd.(c)	99,708,131	115,990,457
Mercuries Life Insurance Co. Ltd.(a)(c)	27,440,689	4,683,690
Merida Industry Co. Ltd.(c)	1,703,850	10,760,823
Merry Electronics Co. Ltd.(c)	1,855,751	5,399,219
Microbio Co. Ltd.(c)	3,698,527	7,113,053
Micro-Star International Co. Ltd.	6,230,000	33,601,872
Mitac Holdings Corp.(c)	10,617,053	11,029,210
momo.com Inc(c)	638,880	14,483,836
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,914,000	6,125,817
Nan Pao Resins Chemical Co. Ltd.(c)	457,000	2,584,232
Nan Ya Plastics Corp.(c)	42,026,440	106,210,717
Nan Ya Printed Circuit Board Corp.(c)	1,919,000	18,835,782
Nantex Industry Co. Ltd.(c)	2,608,000	3,185,745
Nanya Technology Corp.(c)	10,513,000	25,056,429
Nien Made Enterprise Co. Ltd.(c)	1,299,000	14,871,867
Novatek Microelectronics Corp.(c)	5,193,000	71,696,150
Nuvoton Technology Corp.(c)	1,818,000	7,597,215
OBI Pharma Inc.(a)(c)	1,596,339	4,458,482
Oneness Biotech Co. Ltd.(a)(c)	2,290,000	17,151,239
Oriental Union Chemical Corp.(c)	7,590,000	5,218,060
Pan Jit International Inc.	3,293,200	7,476,862
Pan-International Industrial Corp.	4,870,366	6,457,131
Parade Technologies Ltd.(c)	664,000	21,962,828
Pegatron Corp.(c)	16,956,000	41,519,847
Pegavision Corp.(c)	282,000	3,298,418
PharmaEngine Inc.(c)	961,000	2,902,563
PharmaEssentia Corp.(a)	2,189,000	24,903,048
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phihong Technology Co. Ltd.(a)	2,098,000	5,352,964
Phison Electronics Corp.(c)	1,357,000	18,836,756
Pixart Imaging Inc.	1,249,000	4,463,566
Polaris Group/Tw(a)(c)	2,674,000	8,007,213
Pou Chen Corp.	18,528,000	19,058,769
Powerchip Semiconductor Manufacturing Corp.(c)	26,442,000	26,481,075
Powertech Technology Inc.(c)	4,318,000	14,007,242
Poya International Co. Ltd.	478,790	8,295,714
President Chain Store Corp.(c)	5,071,000	46,105,821
President Securities Corp.(c)	8,501,603	4,709,084
Primax Electronics Ltd.	4,695,000	9,855,862
Prince Housing & Development Corp.	14,442,995	5,684,788
Qisda Corp.	13,794,000	18,879,731
Quanta Computer Inc.(c)	24,713,000	93,452,592
Radiant Opto-Electronics Corp.	3,170,000	12,161,214
Security	Shares	Value

Taiwan (continued)
Raydium Semiconductor Corp.(c)	584,000	$6,640,647
RDC Semiconductor Co. Ltd.(a)(c)	541,000	2,851,875
Realtek Semiconductor Corp.(c)	4,060,110	50,317,746
RichWave Technology Corp.(a)(c)	901,226	5,080,675
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	15,463,680	17,535,275
Ruentex Industries Ltd.	5,599,788	10,373,714
Sanyang Motor Co. Ltd.(c)	5,505,000	14,242,152
ScinoPharm Taiwan Ltd.(c)	2,864,027	2,424,209
SDI Corp.(c)	1,379,000	5,520,048
Sensortek Technology Corp.(c)	281,000	2,823,220
Sercomm Corp.	2,691,000	8,340,618
Shanghai Commercial & Savings Bank Ltd. (The)(c)	35,075,542	51,526,504
Shihlin Electric & Engineering Corp.	1,310,000	6,352,290
Shin Kong Financial Holding Co. Ltd.(c)	116,784,255	32,716,295
Shin Zu Shing Co. Ltd.	1,571,904	4,769,031
Shinkong Synthetic Fibers Corp.(c)	13,698,000	7,637,738
Shiny Chemical Industrial Co. Ltd.(c)	784,750	3,313,133
Sigurd Microelectronics Corp.(c)	5,718,700	10,309,075
Silergy Corp.(c)	2,910,000	37,624,578
Simplo Technology Co. Ltd.	1,262,400	12,720,925
Sinbon Electronics Co. Ltd.	1,943,809	22,752,705
Sino-American Silicon Products Inc.(c)	4,499,000	23,221,770
SinoPac Financial Holdings Co. Ltd.	98,802,921	55,579,711
Sinyi Realty Inc.	5,000,704	4,845,729
Sitronix Technology Corp.(c)	1,043,000	7,606,846
Soft-World International Corp.	917,000	2,853,397
Solar Applied Materials Technology Corp.(c)	4,944,710	5,977,874
Sporton International Inc.	804,050	6,313,083
St. Shine Optical Co. Ltd.	436,000	3,386,193
Standard Foods Corp.(c)	4,455,096	5,948,394
Sunny Friend Environmental Technology Co. Ltd.(c)	647,000	3,281,664
Sunplus Technology Co. Ltd.(c)	4,614,000	3,780,238
Supreme Electronics Co. Ltd.(c)	5,927,512	8,911,640
Synmosa Biopharma Corp.(c)	2,533,000	3,666,205
Synnex Technology International Corp.(c)	12,138,250	25,219,022
Systex Corp.(c)	1,638,000	5,349,680
T3EX Global Holdings Corp.(c)	1,171,000	2,665,848
TA Chen Stainless Pipe(c)	12,963,010	19,003,143
Ta Ya Electric Wire & Cable(c)	7,805,760	7,884,396
Taichung Commercial Bank Co. Ltd.(c)	28,964,725	13,795,970
TaiDoc Technology Corp.(c)	615,000	3,675,207
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	3,630,000	1,769,478
TaiMed Biologics Inc.(a)(c)	1,978,000	7,232,202
Tainan Spinning Co. Ltd.(c)	11,086,894	5,833,294
Taishin Financial Holding Co. Ltd.	99,625,553	59,436,691
Taiwan Business Bank	56,020,790	25,673,589
Taiwan Cement Corp.(c)	54,819,182	67,554,985
Taiwan Cogeneration Corp.(c)	6,408,252	10,521,822
Taiwan Cooperative Financial Holding Co. Ltd.	90,406,031	82,179,092
Taiwan Fertilizer Co. Ltd.(c)	6,617,000	13,042,951
Taiwan Glass Industry Corp.(c)	10,614,053	6,326,560
Taiwan High Speed Rail Corp.	16,106,000	17,042,455
Taiwan Hon Chuan Enterprise Co. Ltd.	2,676,674	9,044,252
Taiwan Mask Corp.(c)	2,403,000	6,314,688
Taiwan Mobile Co. Ltd.(c)	14,588,000	49,118,650
Taiwan Paiho Ltd.	2,944,000	5,241,590
Taiwan Secom Co. Ltd.(c)	2,989,185	11,427,698

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Co. Ltd.	2,258,000	$6,936,223
Taiwan Semiconductor Manufacturing Co. Ltd.	222,949,000	4,034,893,497
Taiwan Shin Kong Security Co. Ltd.	6,367,577	8,609,537
Taiwan Surface Mounting Technology Corp.(c)	2,440,000	8,002,276
Taiwan TEA Corp.(a)(c)	10,074,000	7,286,718
Taiwan Union Technology Corp.(c)	2,573,000	6,272,148
Taiwan-Asia Semiconductor Corp.(c)	2,847,000	3,404,982
Tatung Co. Ltd.(a)(c)	15,524,000	21,353,463
TCI Co. Ltd.	929,444	5,338,561
Teco Electric and Machinery Co. Ltd.	12,107,000	20,155,393
Test Research Inc.	1,985,400	4,147,208
Thinking Electronic Industrial Co. Ltd.(c)	798,000	3,988,740
Ton Yi Industrial Corp.	12,031,000	7,502,241
Tong Hsing Electronic Industries Ltd.(c)	1,207,385	7,176,591
Tong Yang Industry Co. Ltd.(c)	4,226,400	6,789,929
Topco Scientific Co. Ltd.	1,858,639	12,066,676
TPK Holding Co. Ltd.(c)	3,415,000	4,706,441
Transcend Information Inc.(c)	2,839,000	7,106,705
Tripod Technology Corp.	3,126,000	13,061,419
TSEC Corp.(a)(c)	4,729,749	5,498,749
TSRC Corp.(c)	6,356,900	5,266,700
TTY Biopharm Co. Ltd.	2,606,124	6,415,001
Tung Ho Steel Enterprise Corp.(c)	5,320,560	9,673,438
Tung Thih Electronic Co. Ltd.(c)	745,000	3,713,520
TXC Corp.(c)	2,833,000	8,305,690
U-Ming Marine Transport Corp.	4,534,000	7,129,441
Unimicron Technology Corp.(c)	12,223,000	71,495,472
Union Bank of Taiwan(c)	13,494,772	7,311,245
Uni-President Enterprises Corp.	43,109,369	104,153,725
United Integrated Services Co. Ltd.	1,338,400	9,948,008
United Microelectronics Corp.(c)	100,539,000	168,280,524
United Renewable Energy Co. Ltd.(a)(c)	12,538,238	8,208,415
Universal Vision Biotechnology Co. Ltd.	493,950	6,328,999
UPC Technology Corp.(c)	9,544,365	4,448,477
UPI Semiconductor Corp.(a)(c)	440,000	4,334,542
USI Corp.(c)	7,699,300	5,754,087
Vanguard International Semiconductor Corp.(c)	7,976,000	24,028,131
VIA Labs Inc.(c)	314,000	2,303,883
Via Technologies Inc.(c)	2,082,000	5,442,445
Visco Vision Inc.(c)	347,000	2,542,522
VisEra Technologies Co. Ltd.(c)	1,071,000	7,934,839
Visual Photonics Epitaxy Co. Ltd.(c)	1,614,000	5,471,828
Vivotek Inc.(c)	393,000	2,253,753
Voltronic Power Technology Corp.	574,493	36,152,116
Wafer Works Corp.(c)	5,200,839	7,587,172
Waffer Technology Corp.	1,010,000	4,092,263
Wah Lee Industrial Corp.(c)	2,674,580	7,528,640
Walsin Lihwa Corp.(c)	23,606,570	35,379,788
Walsin Technology Corp.(c)	2,665,597	9,002,584
Wan Hai Lines Ltd.(c)	6,075,620	11,428,831
Win Semiconductors Corp.(c)	2,870,427	14,882,202
Winbond Electronics Corp.(c)	26,529,480	22,926,173
WinWay Technology Co. Ltd.	115,000	2,979,090
Wisdom Marine Lines Co. Ltd.(c)	3,639,000	6,021,413
Wistron Corp.	24,158,004	52,347,025
Wistron NeWeb Corp.(c)	2,919,654	8,305,645
Wiwynn Corp.(c)	769,000	28,911,154
Wowprime Corp.(a)	426,000	4,616,646
WPG Holdings Ltd.(c)	13,368,200	23,108,346
WT Microelectronics Co. Ltd.(c)	3,781,734	8,099,158
Security	Shares	Value

Taiwan (continued)
XinTec Inc.(c)	1,708,000	$5,818,349
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,835,000	4,164,065
Yageo Corp.(c)	2,948,824	48,590,080
Yang Ming Marine Transport Corp.(c)	15,235,677	30,064,073
YFY Inc.(c)	10,531,000	10,847,512
Yieh Phui Enterprise Co. Ltd.(c)	10,802,077	5,417,564
Yuanta Financial Holding Co. Ltd.	87,199,519	67,593,318
Yulon Finance Corp.(c)	2,058,184	13,030,134
Yulon Motor Co. Ltd.(c)	5,164,088	14,692,269
YungShin Global Holding Corp.(c)	3,646,650	5,435,892
Zhen Ding Technology Holding Ltd.	5,656,950	21,294,695
		11,413,710,189
Thailand — 2.2%
Advanced Info Service PCL, NVDR	10,696,500	64,846,395
Airports of Thailand PCL, NVDR(a)	39,114,200	79,486,932
Amata Corp. PCL, NVDR	14,125,930	8,966,283
AP Thailand PCL, NVDR	28,541,190	9,510,923
Asset World Corp. PCL, NVDR	66,844,800	9,443,647
B Grimm Power PCL, NVDR	9,394,500	10,101,315
Bangchak Corp. PCL, NVDR	12,544,800	11,522,598
Bangkok Airways PCL, NVDR(a)	16,642,000	6,786,430
Bangkok Chain Hospital PCL, NVDR(c)	18,058,050	9,589,803
Bangkok Commercial Asset Management PCL, NVDR(c)	18,399,600	5,811,057
Bangkok Dusit Medical Services PCL, NVDR	94,069,200	76,263,763
Bangkok Expressway & Metro PCL, NVDR	69,807,685	16,149,478
Bangkok Land PCL, NVDR(c)	183,062,400	4,469,653
Banpu PCL, NVDR	66,190,900	15,677,339
BCPG PCL, NVDR(c)	16,971,725	4,410,464
Berli Jucker PCL, NVDR	10,766,000	11,203,862
Betagro PCL, NVDR(c)	7,719,500	6,100,180
BTS Group Holdings PCL, NVDR	77,250,900	15,757,585
Bumrungrad Hospital PCL, NVDR	5,504,100	35,240,652
Carabao Group PCL, NVDR	3,655,700	6,972,811
Central Pattana PCL, NVDR	18,860,200	36,545,922
Central Plaza Hotel PCL, NVDR(a)(c)	5,219,300	7,528,214
Central Retail Corp. PCL, NVDR	18,072,717	21,798,071
CH Karnchang PCL, NVDR(c)	15,523,000	8,564,285
Charoen Pokphand Foods PCL, NVDR(c)	32,543,200	18,784,173
Chularat Hospital PCL, NVDR(c)	86,998,400	8,186,579
CK Power PCL, NVDR(c)	30,214,400	2,880,912
CP ALL PCL, NVDR	54,060,900	98,987,628
Delta Electronics Thailand PCL, NVDR(c)	29,029,000	82,496,532
Dynasty Ceramic PCL, NVDR	79,320,720	4,558,662
Eastern Polymer Group PCL, NVDR(c)	15,702,700	3,158,415
Electricity Generating PCL, NVDR	2,176,700	9,034,486
Energy Absolute PCL, NVDR(c)	15,731,900	29,349,446
Esso Thailand PCL, NVDR(c)	12,953,200	3,216,756
GFPT PCL, NVDR	10,255,700	3,618,958
Global Power Synergy PCL, NVDR(c)	6,623,200	11,123,317
Gulf Energy Development PCL, NVDR	28,709,444	40,165,849
Gunkul Engineering PCL, NVDR(c)	52,508,341	5,064,366
Hana Microelectronics PCL, NVDR	5,839,200	7,375,551
Home Product Center PCL, NVDR	58,497,675	23,179,561
Indorama Ventures PCL, NVDR	15,941,400	14,536,194
Intouch Holdings PCL, NVDR	9,763,625	20,955,649
IRPC PCL, NVDR(c)	106,532,300	6,790,066
Jasmine International PCL, NVDR(a)(c)	73,519,800	3,568,987
Jay Mart PCL, NVDR(c)	7,930,300	4,642,716

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
JMT Network Services PCL, NVDR(c)	6,729,500	$8,306,722
Kasikornbank PCL, NVDR	5,050,100	18,784,394
KCE Electronics PCL, NVDR(c)	6,761,800	7,568,892
Khon Kaen Sugar Industry PCL, NVDR	26,009,886	2,567,644
Kiatnakin Phatra Bank PCL, NVDR	5,527,200	10,000,364
Krung Thai Bank PCL, NVDR	31,399,900	17,133,217
Krungthai Card PCL, NVDR(c)	8,228,700	12,049,244
Land & Houses PCL, NVDR	67,773,600	16,543,799
Major Cineplex Group PCL, NVDR(c)	11,049,000	4,918,287
MBK PCL, NVDR(c)	11,934,800	5,547,510
Mega Lifesciences PCL, NVDR	5,192,300	5,811,357
Minor International PCL, NVDR(c)	31,381,060	30,407,283
Muangthai Capital PCL, NVDR	7,757,200	9,179,335
Ngern Tid Lor PCL, NVDR	4,869,600	3,883,086
Origin Property PCL, NVDR(c)	17,269,100	5,353,861
Osotspa PCL, NVDR(c)	12,485,800	10,399,933
Plan B Media PCL, NVDR(c)	31,929,288	8,251,968
Precious Shipping PCL, NVDR	10,813,600	2,906,192
Prima Marine PCL, NVDR(c)	20,268,600	3,869,963
PTG Energy PCL, NVDR(c)	12,347,400	4,253,709
PTT Exploration & Production PCL, NVDR(c)	12,048,901	48,246,296
PTT Global Chemical PCL, NVDR	20,098,700	20,337,913
PTT Oil & Retail Business PCL, NVDR	26,695,800	15,336,369
PTT Public Company Ltd., NVDR	90,045,400	77,569,687
Quality Houses PCL, NVDR(c)	117,039,517	7,732,320
Ratch Group PCL, NVDR	8,039,100	8,368,552
Ratchthani Leasing PCL, NVDR(c)	36,117,225	3,629,729
Regional Container Lines PCL, NVDR(c)	5,359,800	3,692,581
RS PCL, NVDR(c)	7,783,490	3,174,786
Sappe PCL, NVDR	798,600	1,944,866
SCB X PCL, NVDR	7,497,100	22,279,817
SCG Packaging PCL, NVDR	12,029,100	13,553,058
Siam Cement PCL (The), NVDR	7,158,400	65,561,775
Siam Makro PCL, NVDR	12,715,700	14,790,408
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	3,001,193
Singha Estate PCL, NVDR	60,630,200	2,734,654
Sino-Thai Engineering & Construction PCL, NVDR	14,443,828	3,875,273
SISB PCL, NVDR	2,059,000	2,351,875
Sri Trang Agro-Industry PCL, NVDR	10,165,260	5,546,091
Sri Trang Gloves Thailand PCL, NVDR(c)	10,869,200	2,873,280
Srisawad Corp. PCL, NVDR	6,948,749	11,114,888
Supalai PCL, NVDR	15,770,900	9,152,615
Super Energy Corp. PCL, NVDR(c)	205,802,700	3,427,904
Thai Oil PCL, NVDR(c)	9,455,500	11,734,513
Thai Union Group PCL, NVDR(c)	25,861,700	10,918,789
Thai Vegetable Oil PCL, NVDR	8,107,910	5,996,760
Thanachart Capital PCL, NVDR	5,542,000	8,238,204
Thonburi Healthcare Group PCL, NVDR(c)	3,891,700	7,629,093
Thoresen Thai Agencies PCL, NVDR(c)	15,643,900	3,212,871
TPI Polene PCL, NVDR(c)	80,091,000	3,361,159
True Corp. PCL, NVDR(c)	102,391,656	20,154,679
TTW PCL, NVDR(c)	28,109,600	6,863,275
WHA Corp. PCL, NVDR	98,617,600	12,518,340
		1,513,082,838
Turkey — 0.7%
Akbank TAS	29,779,729	22,717,387
Aksa Akrilik Kimya Sanayii AS	1,511,255	4,653,211
Alarko Holding AS	1,970,218	6,441,548
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,502,635	7,033,216
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	6,627,493	15,198,490
Security	Shares	Value

Turkey (continued)
BIM Birlesik Magazalar AS	4,234,188	$28,814,207
Dogan Sirketler Grubu Holding AS	16,902,061	6,793,608
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,399,560	14,195,072
Enerjisa Enerji AS(b)	4,096,117	6,117,066
Eregli Demir ve Celik Fabrikalari TAS(a)(c)	13,498,679	21,516,566
Ford Otomotiv Sanayi AS	679,100	18,763,062
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,053,104	3,041,951
Haci Omer Sabanci Holding AS	10,031,800	18,661,182
Hektas Ticaret TAS(a)	10,338,972	13,954,516
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,768,107	2,904,767
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(c)	8,985,781	7,621,721
KOC Holding AS	7,257,115	27,547,292
Kontrolmatik Enerji Ve Muhendislik AS, NVS	815,627	5,624,471
Koza Altin Isletmeleri AS	9,680,655	10,763,139
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,789,862	6,082,330
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	1,930,204	5,028,492
Migros Ticaret AS	1,290,588	10,735,711
MLP Saglik Hizmetleri AS(a)(b)	992,688	3,207,315
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	10,236,844	3,267,971
Oyak Cimento Fabrikalari AS(a)	1,260,362	2,512,580
Pegasus Hava Tasimaciligi AS(a)(c)	522,592	11,551,001
Petkim Petrokimya Holding AS(a)(c)	13,044,137	8,813,607
Sasa Polyester Sanayi AS(a)	9,491,282	24,838,575
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	691,520	2,552,725
Sok Marketler Ticaret AS(a)	3,149,819	4,127,851
TAV Havalimanlari Holding AS(a)	2,764,013	10,360,641
Tekfen Holding AS	2,768,134	3,977,933
Tofas Turk Otomobil Fabrikasi AS	771,187	7,977,027
Turk Hava Yollari AO(a)	5,642,638	39,086,064
Turkcell Iletisim Hizmetleri AS	11,084,819	17,907,192
Turkiye Is Bankasi AS, Class C	32,708,763	17,637,104
Turkiye Petrol Rafinerileri AS	9,042,262	29,185,819
Turkiye Sinai Kalkinma Bankasi AS(a)	17,703,080	3,505,740
Turkiye Sise ve Cam Fabrikalari AS	13,846,979	26,973,862
Ulker Biskuvi Sanayi AS(a)	2,334,620	3,805,283
Yapi ve Kredi Bankasi AS	27,084,640	13,340,906
		498,838,201
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	27,716,748	60,293,992
Abu Dhabi Islamic Bank PJSC	13,352,328	36,353,144
Abu Dhabi National Oil Co. for Distribution PJSC	29,616,301	33,382,291
Agthia Group PJSC	3,208,408	4,260,872
Air Arabia PJSC	25,222,017	15,519,340
Al Yah Satellite Communications Co.	12,671,000	8,831,528
Aldar Properties PJSC	36,502,376	50,607,482
Amanat Holdings PJSC	25,189,049	6,659,107
Aramex PJSC	6,132,112	4,875,037
Dana Gas PJSC	43,369,762	9,691,721
Dubai Financial Market PJSC	15,838,895	6,244,003
Dubai Investments PJSC	22,838,310	13,670,565
Dubai Islamic Bank PJSC	26,157,560	37,447,610
Emaar Properties PJSC	60,676,923	101,442,095
Emirates Central Cooling Systems Corp.	18,115,741	8,434,070
Emirates NBD Bank PJSC	17,776,809	65,997,807
Emirates Telecommunications Group Co. PJSC	31,919,552	200,385,011
First Abu Dhabi Bank PJSC	40,622,161	140,381,460
Multiply Group(a)	34,408,516	30,973,416
National Central Cooling Co. PJSC	1,589,176	1,263,397

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Q Holding PJSC(a)	16,058,238	$9,972,538
Taaleem Holdings PSC, NVS(a)	597,529	453,887
		847,140,373
Total Common Stocks — 97.6%
(Cost: $63,993,209,484)		66,555,989,006

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS(a)	2,258,340	4,647,285
Azul SA, Preference Shares, NVS(a)	2,905,028	9,648,497
Banco ABC Brasil SA, Preference Shares, NVS	1,572,706	5,158,344
Banco Bradesco SA, Preference Shares, NVS	48,040,205	146,867,636
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,680,898	6,573,704
Banco Pan SA, Preference Shares, NVS	3,661,306	4,712,579
Bradespar SA, Preference Shares, NVS	2,235,619	9,381,730
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,364,196	18,360,697
Cia de Saneamento do Parana, Preference Shares, NVS	1,790,882	1,429,656
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	411,286	3,848,333
Cia. Energetica de Minas Gerais, Preference Shares, NVS	12,416,881	28,635,702
Gerdau SA, Preference Shares, NVS.	10,558,317	49,885,254
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	2,635,530	4,322,159
Itau Unibanco Holding SA, Preference Shares, NVS	43,030,877	223,326,630
Itausa SA, Preference Shares, NVS	45,692,061	79,076,005
Marcopolo SA, Preference Shares, NVS	7,113,695	6,478,085
Metalurgica Gerdau SA, Preference Shares, NVS	6,582,232	14,544,147
Petroleo Brasileiro SA, Preference Shares, NVS	42,158,518	217,054,085
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,716,064	5,760,521
Unipar Carbocloro SA, Class B, Preference Shares, NVS	547,084	7,374,899
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,467,245	7,565,107
		854,651,055
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,799,828	12,266,152
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,310,980	84,484,856
		96,751,008
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,258,437	24,842,477

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	58,972,077	7,231

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	204,226	16,200,480
Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	317,599	$25,227,858
LG Chem Ltd., Preference Shares, NVS	73,050	19,856,641
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,443,638	327,856,618
		389,141,597
Total Preferred Stocks — 2.0%
(Cost: $1,326,688,767)		1,365,393,368

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	576,845	1

Kuwait — 0.0%
Kuwait International Bank KSCP, (Expires 06/20/23)	4,944,810	319,954

South Korea — 0.0%
Intellian Technologies Inc., (Expires 07/13/23, Strike Price KRW 58,300.00)	11,753	85,009

Total Rights — 0.0%
(Cost: $—)		404,964

Total Long-Term Investments — 99.6%
(Cost: $65,319,898,251)		67,921,787,338

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	3,090,642,897	3,091,261,025

Total Short-Term Securities — 4.5%
(Cost: $3,090,441,701)		3,091,261,025

Total Investments — 104.1%
(Cost: $68,410,339,952)		71,013,048,363

Liabilities in Excess of Other Assets — (4.1)%		(2,785,746,698)

Net Assets — 100.0%		$68,227,301,665

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,638,128,613	$453,428,733	(a)	$—		$86,362	$(382,683)	$3,091,261,025	3,090,642,897	$55,023,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	589,510,000	—		(589,510,000	)(a)	—	—	—	—	5,581,722		109
						$86,362	$(382,683)	$3,091,261,025		$60,605,367		$109

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5,883	06/16/23	$281,443	$(227,525)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,963,589,163	$58,564,229,098	$28,170,745	$66,555,989,006
Preferred Stocks	976,244,540	389,141,597	7,231	1,365,393,368
Rights	319,954	85,010	—	404,964

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,091,261,025	$—	$—	$3,091,261,025
	$12,031,414,682	$58,953,455,705	$28,177,976	$71,013,048,363
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(227,525)	$—	$—	$(227,525)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust